Financial risk management	12 Months Ended
Dec. 31, 2021
Disclosure of financial risk management [Abstract]
Financial risk management

4.	Financial risk management
(a) Overview
Shinhan Financial Group Co., Ltd. (collectively the “Group”) manages various risks that may be arisen by each business sector and the major risks to which the Group is exposed include credit risk, market risk, interest rate risk, and liquidity risk. These risks are recognized, measured, controlled and reported in accordance with risk management guidelines established at the controlling company level and at the subsidiary level.
i) Risk management principles
The risk management principles of the Group are as follows:

•	All business activities take into account the balance of risks and profits within a predetermined risk trend.

•	The controlling company shall present the Group Risk Management Model Standards and supervise their compliance, and have responsibility and authority for group-level monitoring.

•	Operate a risk-related decision-making system that enhances management’s involvement.

•	Organize and operate risk management organizations independent of the business sector.

•	Operate a performance management system that clearly considers risks when making business decisions.

•	Aim for preemptive and practical risk management functions.

•	Share a cautious view to prepare for possible deterioration of the situation.
ii) Risk management organization
The basic policies and strategies for risk management of the Group are established by the Risk Management Committee (collectively the “Group Risk Management Committee”) within the controlling company’s Board of Directors. The Group’s Chief Risk Management Officer (CRO) assists the Group Risk Management Committee and consults the risk policies and strategies of the group and each subsidiary through the Group Risk Council, which includes the Chief Risk Management Officer of each subsidiary. The subsidiary implements the risk policies and strategies of the Group through each company’s risk management committee, risk-related committee, and risk management organization, and consistently establishes and implements the detailed risk policies and strategies of the subsidiary. The risk management team of the controlling company assists the Group’s chief risk management officer for risk management and supervision.
Shinhan Financial Group has a hierarchical limit system to manage the risks of the Group to an appropriate level. The Group Risk Management Committee sets the risk limits that can be assumed by the Group and its subsidiaries, while the Risk Management Committee and the Committee of each subsidiary set and manage detailed risk limits by risk, department, desk and product types.

①	Group Risk Management Committee
The Group established the risk management system for the Group and each of its subsidiaries, and comprehensively manages group risk-related matters such as establishing risk policies, limits, and approvals. The Committee consists of directors of the Group.

The resolution of the Committee is as follows:

•	Establish risk management basic policy in line with management strategy

•	Determine the level of risk that can be assumed by the Group and each subsidiary

•	Approve appropriate investment limit or loss allowance limit

•	Enact and amend the Group Risk Management Regulations and the Group Risk Council Regulations

•	Matters concerning risk management organization structure and division of duties

•	Matters concerning the operation of the risk management system;

•	Matters concerning the establishment of various limits and approval of limits

•	Make decisions on approval of the FSS’s internal rating law for non-retail and retail credit rating systems

•	Matters concerning risk disclosure policy

•	Analysis of crisis situation, related capital management plan and financing plan

•	Matters deemed necessary by the board of directors

•	Materials required by external regulations such as the Financial Services Commission and other regulations and guidelines

•	Matters deemed necessary by the Chairman
The resolution of the Group Risk Management Committee is reported to the Board of Directors.

②	Group Risk Management Council
In order to maintain the Group’s risk policy and strategy consistently, the Group decides what is necessary to discuss the risks of the Group and to carry out the policies set by the Group Risk Management Committee. The members are chaired by the group’s risk management officer and consist of the risk management officers of major subsidiaries.
iii) Group Risk Management System

①	Management of the risk capital
Risk capital refers to the capital required to compensate for the potential loss (risk) if it is actually realized. Risk capital management refers to the management of the risk assets considering its risk appetite, which is a datum point on the level of risk burden compared to available capital, so as to maintain the risk capital at an appropriate level. The Group and subsidiaries establish and operate a risk planning process to reflect the risk plan in advance when establishing financial and business plans for risk capital management, and establish a risk limit management system to control risk to an appropriate level.

②	Risk Monitoring
In order to proactively manage risks by periodically identifying risk factors that can affect the group’s business environment, the Group has established a multi-dimensional risk monitoring system. Each subsidiary is required to report to the Group on key issues that affect risk management at the group level. The Group prepares weekly, monthly and occasional monitoring reports to report to Group management including the CRO.
In addition, the Risk Dash Board is operated to derive abnormal symptoms through three-dimensional monitoring of major portfolios, increased risks, and external environmental changes (news) of assets for each subsidiary. If necessary, the Group takes preemptive risk management to establish and implement countermeasures.

③	Risk Reviewing
When conducting new product
,
new business and major policy changes, risk factors are reviewed by using a pre-defined
checklist to prevent indiscriminate promotion of business that is not easy to judge risk and to support rational decision making. The subsidiary’s risk management department conducts a preliminary review and post-monitoring process on products, services, and projects to be pursued in the business division. In case of matters that are linked or jointly promoted with other subsidiaries, the risk reviews are carried out after prior-consultation with the risk management department of the Group.

④	Risk management
The Group maintains a group wide risk management system to detect the signals of any risk crisis preemptively and, in the event of a crisis actually happening, to respond on a timely, efficient and flexible basis so as to ensure the Group’s survival as a going concern. Each subsidiary maintains crisis planning for three levels of contingencies, namely, ‘alert’, ‘imminent crisis’ and ‘crisis’ determination of which is made based on quantitative and qualitative monitoring and consequence analysis, and upon the happening of any such contingency, is required to respond according to a prescribed contingency plan. At the controlling company level, the Group maintains and installs crisis detection and response system which is applied consistently group-wide, and upon the happening of any contingency at two or more subsidiary level, the Group directly takes charge of the situation so that the Group manages it on a concerted group wide basis.

(b)	Credit risk
Credit risk is the risk of potential economic loss that may be caused if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and is the largest risk which the Group is facing. The Group’s credit risk management encompasses all areas of credit that may result in potential economic loss, including not just transactions that are recorded on balance sheets, but also off-balance-sheet
transactions such as guarantees, loan commitments and derivative transactions.
Shinhan Bank’s basic policy on credit risk management is determined by the Risk Policy Committee. The Risk Policy Committee consists of the chairman of the CRO, the Chief Credit Officer (CCO), the head of the business group, and the head of the risk management department, and decides the credit risk management plan and the direction of the loan policy for the entire bank. Apart from the Risk Policy Committee, the Credit Review Committee is established to separate credit monitoring, such as large loans and limit approval, and is composed of chairman, the CCO, CRO and the head of the group in charge of the credit-related business group, the head of the credit planning department, and the senior examination team to enhance the credit quality of the loan and profitability of operation.
Shinhan Bank’s credit risk management includes processes such as credit evaluation, credit monitoring, and credit supervision, and credit risk measurement of counterparties and limit management processes and credit risk measurements for portfolios. All loan customers of Shinhan Bank are evaluated and managed with credit ratings. Retail customers are evaluated by summing up the information of personal information the bank’s internal information and external credit information, and the corporate customers are evaluated by considering financial and non-financial
items such as industrial risk, operating risk, and management risk. The evaluated credit rating is used for credit approval, limit management, pricing, credit loss provisioning, etc., and is the basis for credit risk management. The credit evaluation system is divided into an evaluation system for retail customers, a SOHO evaluation system, and an evaluation system for corporate customers. It is subdivided and refined by each model to reflect the Basel III requirements. The corporate credit decision is based on a collective decision-making system, making objective and prudent decisions. In the case of a general credit of loans, the credit is approved based on the consultation between branch’s RM (Relationship Manager) and loan officers of each business division’s headquarters. In the case of a large or important credit, the credit is approved by the review council. In particular, the Credit Deliberation Committee, the highest decision-making body of the loan, reviews for important loans such as large loans. Credits for retail customers are monitored by an automated credit scoring systems (CSS) based on objective statistical methods and bank credit policies.
The Bank operates a regular monitoring system for the regular management of individual loans. The loan officers and RM evaluate the adequacy of the result of the loan review by automatically searching for anticipated insolvent companies among business loan partners, and if necessary, the credit rating of the corporate is requested of an adjustment. In accordance with these procedures, the corporate customers are classified as an early warning company, an observation company, and a normal company, and then are managed differently according to the management guidelines for each risk stage, thereby preventing the insolvency of the loan at an early stage. The financial analysis support system affiliated with a professional credit rating agency supports credit screening and management, and the credit planning department calculates and manages industrial grades, and analyzes and provides industry trends and company information. In order to control the credit risk for the credit portfolio to an appropriate level, credit VaR limits are set and managed for each business and business sector, and to prepare for the credit risk caused by biased exposure to specific sectors, the Group sets and manages exposure limits for each sector by the party, industry, country, etc.
Shinhan Card’s basic policy on credit risk is determined by the Risk Management Committee. The Risk Management Committee consists of the Risk Management Officer (CRO) as the chairperson, and is composed of the heads of each business division and supporting division, and the heads of related departments. Apart from the RMC, a credit committee in charge of monitoring corporate credits and other important credits over a certain amount has been established to separate credit policy decisions from credit monitoring.
Shinhan Card’s credit rating system is divided into ASS(Application Scoring System) and BSS(Behavior Scoring System). Unless a customer fall under “rejections due to policy” (such circumstances include delinquency of other credit card companies) and his/her credit rating is above a certain rate, an application of AS is approved. There is a separate screening criterion for credit card customers, who has maintained its relationship with Shinhan Financial Group for a long-term and has a good credit history. In addition, the elements of credit ratings are used as the basis for setting limits when issuing cards. The BSS, which is recalculated monthly, predicts the delinquency probability of cardholders, and utilizes it to monitor members and monitor portfolio risk.

i) Techniques, assumptions and input variables used to measure impairment
i-1)
Determining significant increases in credit risk since initial recognition
At the end of each reporting period, the Group assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, the Group uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses.
To make the assessment, the Group compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and considers reasonable and supportable information, that is available without undue cost or effort, and is indicative of significant increases in credit risk since initial recognition. Information includes the default experience data held by the Group and analysis by an internal credit rating expert.
i-1-1)
Measuring the risk of default
The Group assigns an internal credit risk rating to each individual exposure based on observable data and historical experiences that have been found to have a reasonable correlation with the risk of default. The internal credit risk rating is determined by considering both qualitative and quantitative factors that indicate the risk of default, which may vary depending on the nature of the exposure and the type of borrower.
i-1-2)
Measuring term structure of probability of default
Internal credit risk rating is the main variable inputs to determine the duration structure for the risk of default. The Group accumulates information after analyzing the information regarding exposure to credit risk and default information by the type of product and borrower and results of internal credit risk assessment. For some portfolios, the Group uses information obtained from external credit rating agencies when performing these analyzes.
The Group applies statistical techniques to estimate the probability of default for the remaining life of the exposure from the accumulated data and to estimate changes in the estimated probability of default over time.
i-1-3)
Significant increases in credit risk
The Group uses the indicators defined as per portfolio to determine the significant increase in credit risk and such indicators generally consist of changes in the risk of default estimated from changes in the internal credit risk rating, qualitative factors, days of delinquency, and others. The method used to determine whether credit risk of financial instruments has significantly increased after the initial recognitions is summarized as follows:

Corporate exposures	Retail exposures	Card exposures
Significant change in credit ratings	Significant change in credit ratings	Significant change in credit ratings

Continued past due more than 30 days	Continued past due more than 30 days	Continued past due more than 7 days(personal card)

Loan classification of precautionary or below	Loan classification of precautionary or below	Loan classification of precautionary or below

Borrower with early warning signals	Borrower with early warning signals	Specific pool segment

Negative net assets	Specific pool segment

Adverse audit opinion or disclaimer of opinion	Collective loans for housing for which the constructors are insolvent

Interest coverage ratio below 1 for a consecutive period of three years or negative cash flows from operating activities for a consecutive period of two years	Loans with identified indicators for significant increases in other credit risk

Loans with identified indicators for significant increases in other credit risk
The Group assumes that the credit risk of the financial instrument has been increased significantly since initial recognition if a specific exposure is past due more than 30 days (except, for a specific portfolio if it is past due more than 7 days). The Group counts the number of days past due from the earliest date on which the Group fails to fully receive the contractual payments from the borrower, and does not take into account the grace period granted to the borrower.
The Group regularly reviews the criteria for determining if there have been significant increases in credit risk from the following perspective:

•	A significant increase in credit risk shall be identified prior to the occurrence of default.

•	The criteria established to judge the significant increase in credit risk shall have a more predictive power than the criteria for days of delinquency.
i-2)
Modified financial assets
If the contractual cash flows on a financial asset have been modified through renegotiation and the financial asset is not derecognized, the Group assesses whether there has been a significant increase in the credit risk of the financial instrument by comparing the risk of a default occurring at initial recognition based on the original, unmodified contractual terms and the risk of a default occurring at the reporting date based on the modified contractual terms.
The Group may adjust the contractual cash flows of loans to customers who are in financial difficulties in order to manage the risk of default and enhance the collectability (hereinafter referred to as ‘debt restructuring’). These adjustments generally involve extension of maturity, changes in interest payment schedule, and changes in other contractual terms.
Debt restructuring is a qualitative indicator of a significant increase in credit risk and the Group recognizes lifetime expected credit losses for the exposure expected to be the subject of such adjustments. If a borrower faithfully makes payments of contractual cash flows that are modified in accordance with the debt restructuring or if the borrower’s internal credit rating has recovered to the level prior to the recognition of the lifetime expected credit losses, the Group recognizes the
12-month
expected credit losses for that exposure again.
i-3)
Risk of default
The Group considers a financial asset to be in default if it meets one or more of the following conditions:

•	If a borrower is overdue 90 days or more from the contractual payment date,

•	If the Group judges that it is not possible to recover principal and interest without enforcing the collateral on a financial asset
The Group uses the following indicators when determining whether a borrower is in default:

•	Qualitative factors (e.g. breach of contractual terms),

•
Quantitative factors (e.g. if the same borrower does not perform more than one payment obligations to the Group, the number of days past due per payment obligation. However, in the case of a specific portfolio, the Group uses the number of days past due for each financial instrument),

•	Internal observation data and external data
The definition of default applied by the Group generally conforms to the definition of default defined for regulatory capital management purposes; however, depending on the situations, the information used to determine whether a default has occurred and the extent thereof may vary.
i-4)
Reflection of forward-looking information
The Group reflects future forward-looking information presented by a group of internal experts based on various information when measuring expected credit losses. The Group utilizes economic forecasts disclosed by domestic and foreign research institutes, governments, and public institutions to predict forward-looking information.
The Group reflects future macroeconomic conditions anticipated from a neutral standpoint that is free from bias in measuring expected credit losses. Expected credit losses in this respect reflect conditions that are most likely to occur and are based on the same assumptions that the Group used in its business plan and management strategy.
The Group analyzed the data experienced in the past, derived correlations between major macroeconomic variables and credit risks required for predicting credit risk and credit loss for each portfolio, and then reflected future forecast information through regression estimation. To reflect the
COVID-19
economic situation, the Group has reviewed the 3 scenarios of upside, central and downside to reflect the final forward-looking information. For the years ended December 31, 2020 and 2021, macroeconomic variables used by the Group are as follows for each scenario.
① Upside scenario

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	0.0	3.9	3.0	4.3
Private consumption index(YoY %)	(-)	(4.8)	3.0	2.3	3.5	4.1
Facility investment growth rate(YoY %)	(-)	3.5	5.5	6.5	1.5	5.0
Consumer price index growth rate(%)	(-)	0.3	0.6	0.9	0.8	0.9
Balance on current account(billion dollars)	(-)	170.0	130.0	160.0	190.0	180.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.10	1.10
② Central scenario

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(0.7)	3.6	2.5	3.7
Private consumption index(YoY %)	(-)	(4.8)	2.6	2.1	3.0	3.5
Facility investment growth rate(YoY %)	(-)	3.5	5.0	6.0	0.8	4.5
Consumer price index growth rate(%)	(-)	0.3	0.5	0.9	0.7	0.8
Balance on current account(billion dollars)	(-)	170.0	120.0	150.0	180.0	170.0
Government bond 3y yields(%)	—	0.90	1.00	1.00	1.00	1.00
③ Downside scenario

Major variables(*1)	Correlation between credit risks	2020.4Q (*2)	2021
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	(2.8)	(1.5)	2.3	1.7	3.0
Private consumption index(YoY %)	(-)	(4.8)	1.9	1.1	2.6	3.4
Facility investment growth rate(YoY %)	(-)	3.5	3.5	4.5	(1.0)	3.0
Consumer price index growth rate(%)	(-)	0.3	0.4	0.8	0.6	0.7
Balance on current account(billion dollars)	(-)	170.0	110.0	140.0	170.0	160.0
Government bond 3y yields(%)	—	0.90	1.10	1.10	1.10	1.10

(*1)
Shinhan Bank applied the private consumption index and facility investment growth rate as the major variables. In addition, Shinhan Card applied the GDP growth rate, consumer price index growth rate, facility investment growth rate, consumer price index growth rate, balance on current account, and government bond 3y yields as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.

(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

① Upside scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	3.0	3.1	3.8	3.7
Private consumption index(YoY %)	(-)	6.3	5.1	2.5	3.7	3.8
Facility investment growth rate(YoY %)	(-)	4.1	0.5	1.2	5.0	5.1
Consumer price index growth rate(%)	(-)	3.6	2.6	2.4	2.0	2.0
Balance on current account(billion dollars)	(-)	202.0	230.0	200.0	220.0	230.0
Government bond 3y yields(%)	—	1.87	1.90	1.90	2.00	2.00
② Central scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	2.3	2.4	3.0	3.4
Private consumption index(YoY %)	(-)	6.3	4.4	1.8	2.9	3.5
Facility investment growth rate(YoY %)	(-)	4.1	0.2	0.8	4.5	4.9
Consumer price index growth rate(%)	(-)	3.6	2.7	2.5	2.2	2.0
Balance on current account(billion dollars)	(-)	202.0	220.0	180.0	200.0	220.0
Government bond 3y yields(%)	—	1.87	1.80	1.80	1.90	1.90
③ Downside scenario

Major variables(*1)	Correlation between credit risks	2021.4Q (*2)	2022
			1Q	2Q	3Q	4Q
GDP growth rate(YoY %)	(-)	4.1	1.3	1.3	1.8	3.1
Private consumption index(YoY %)	(-)	6.3	3.4	0.7	1.8	3.1
Facility investment growth rate(YoY %)	(-)	4.1	(0.5)	0.3	4.3	4.5
Consumer price index growth rate(%)	(-)	3.6	3.2	3.0	3.0	2.8
Balance on current account(billion dollars)	(-)	202.0	200.0	170.0	180.0	200.0
Government bond 3y yields(%)	—	1.87	2.00	2.00	2.20	2.40

(*1)
Shinhan Bank applied the GDP growth rate and private consumption index as the major variables. In addition, Shinhan Card applied the GDP growth rate, facility investment growth rate, consumer price index growth rate, and balance on current account as the major variables. In addition to the table above, the Group has selected additional forecasts for the KOSPI.

(*2)	Considering the default forecast period, the Group reflected the future economic outlook.
(*3)
The macroeconomic outlook figures are estimated by the Group for the purpose of calculating expected credit losses based on information from domestic and foreign research institutes. Therefore, it could be different from other institutions’ estimates.

The predicted correlations between the macroeconomic variables and the risk of default, used by the Group, are derived based on long-term data over the past ten years.
The recent historical default rate is an important reference when estimating the default rate in consideration of the future economic outlook. Economic indicators have worsened in 2021 due to the economic contraction caused by the
COVID-19.
However, the historical default rate of the Group’s has remained stable because of various government support in response to the
COVID-19.
The Group manages the credit risk through classifying borrowers in moratorium of interest payments and moratorium of repayment that is one of the financial relief programs into Stage2 to reflect the impact of potential insolvency.
The Group has considered multiple economic scenarios in applying forward-looking information to measure the expected credit losses. Assuming a 100% weighting of Upside, Central, and Downside scenarios, the sensitivity to the Group’s provision for expected credit loss is not significant.
i-5)
Measurement of expected credit losses
Key variables used in measuring expected credit losses are as follows:

•	Probability of default (“PD”)

•	Loss given default (“LGD”)

•	Exposure at default (“EAD”)
These variables have been estimated from historical experience data by using the statistical techniques developed internally by the Group and have been adjusted to reflect forward-looking information.
Estimates of PD over a specified period are estimated by reflecting characteristics of counterparties and their exposure, based on a statistical model at a specific point of time. The Group uses its own information to develop a statistical credit assessment model used for the estimation, and additional information observed in the market is considered for some portfolios such as a group of large corporates. When a counterparty or exposure is concentrated in specific grades, the method of measuring PD for those grades would be adjusted, and the PD by grade is estimated by considering contract expiration of the exposure.
LGD refers to the expected loss if a borrower defaults. The Group calculates LGD based on the experience recovery rate measured from past default exposures. The model for measuring LGD is developed to reflect type of collateral, seniority of collateral, type of borrower, and cost of recovery. In particular, LGD for retail loan products uses loan to value (LTV) as a key variable. The recovery rate reflected in the LGD calculation is based on the present value of recovery amount, discounted at the effective interest rate.
EAD refers to the expected exposure at the time of default. The Group derives EAD reflecting a rate at which the current exposure is expected to be used additionally up to the point of default within the contractual limit. EAD of financial assets is equal to the total carrying value of the asset, and EAD of loan commitments or financial guarantee contracts is calculated as the sum of the amount expected to be used in the future.
In measuring expected credit losses on financial assets, the Group uses the contractual maturity as the period subject to expected credit loss measurement. The contractual maturity is computed taking into account the extension right held by the borrower.
Risk factors of PD, LGD and EAD are collectively estimated according to the following criteria:

•	Type of products

•	Internal credit risk rating
•	Type of collateral

•	Loan to value (“LTV”)

•	Industry that the borrower belongs to

•	Location of the borrower or collateral

•	Days of delinquency
The criteria classifying groups is periodically reviewed to maintain homogeneity of the group and adjusted if necessary. The Group uses external benchmark information to supplement internal information for a particular portfolio that did not have sufficient internal data accumulated from the past experience.
i-6)
Write-off
of financial assets
The Group writes off a portion of or entire loan or debt security that is not expected to receive its principal and interest. In general, the Group conducts write-off
when it is deemed that the borrower has no sufficient resources or income to repay the principal and interest. Such determination on write-off
is carried out in accordance with the internal rules of the Group and is carried out with the approval of an external institution, if necessary. Apart from write-off,
the Group may continue to exercise its right of collection under its own recovery policy even after the write-off
of financial assets.
ii) Maximum exposure to credit risk
Exposure to credit risk is the exposure related to due from banks, loans, investments in debt securities, derivative transactions, off-balance
sheet accounts such as loan commitment. The exposures of due from banks and loans are classified into government, bank, corporation or retail based on the exposure classification criteria of BASEL III credit risk weights, and the net carrying value, excluding provisions, is presented as the maximum amount that can be exposed by credit risk.

The Group’s maximum exposure to credit risk without taking into account of any collateral held or other credit enhancements as of December 31, 2020 and 2021 is as follows:

	2020		2021
Due from banks and loans at amortized cost (*1),(*3):
Banks	~~W~~	17,016,263	14,166,508
Retail		170,314,316	186,358,002
Government/Public sector/Central bank		24,778,332	15,251,465
Corporations		152,895,324	172,527,573
Card receivable		22,822,546	25,065,621

		387,826,781	413,369,169

Due from banks and loans at fair value through profit or loss(*3):
Banks		93,109	34,262
Corporations		1,986,804	1,683,344

		2,079,913	1,717,606

Securities at fair value through profit or loss		55,275,031	58,310,838
Securities at fair value through other comprehensive income		57,409,433	63,806,919
Securities at amortized cost(*1)		47,282,623	49,930,076
Derivative assets		5,633,915	3,799,189
Other financial assets(*1),(*2)		20,341,191	23,238,932
Guarantee contracts(*4)		4,481,506	5,399,286
Loan commitments and other credit liabilities		187,067,821	193,853,866

	~~W~~	767,398,214	813,425,881

(*1)	The maximum exposure amounts for due from banks, loans, securities at amortized cost and other financial assets at amortized cost are recorded as net of allowances.
(*2)	Other financial assets mainly comprise of accounts receivable, accrued income, deposits, domestic exchange settlement debit and suspense payments.
(*3)	Classified as similar credit risk group based on calculation of the BIS ratio under new Basel Capital Accord (Basel III).
(*4)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021, respectively.

iii) The maximum amount of exposure to credit risk by type of collateral as of December, 31, 2020 and 2021 is as follows:

	2020
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	36,355,387	5,944,417	185,777	42,485,581
Deposits and Savings		1,258,934	313,723	1,509	1,574,166
Property and equipment		1,301,810	324,098	12,341	1,638,249
Real estate		109,092,694	13,914,172	311,946	123,318,812
Securities		2,181,874	108,718	88,025	2,378,617
Others		4,830,557	—	1,943	4,832,500

Total	~~W~~	155,021,256	20,605,128	601,541	176,227,925

	2021
	12 months Expected credit loss		Life time expected credit loss		Total
Classification			Not impaired	Impaired
Guarantee	~~W~~	61,890,908	8,354,723	214,589	70,460,220
Deposits and Savings		2,166,075	285,965	2,446	2,454,486
Property and equipment		1,560,567	416,545	20,162	1,997,274
Real estate		127,505,563	14,318,098	256,972	142,080,633
Securities		1,906,005	128,293	7	2,034,305
Others		5,035,546	—	5,495	5,041,041

Total	~~W~~	200,064,664	23,503,624	499,671	224,067,959

iv) Impairment information by credit risk of financial assets
Details of impaired financial assets due to credit risk as of December 31, 2020 and 2021 are as follows:

	2020
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	14,935,722	1,996,948	87,084	10,027	—	17,029,781	(13,518)	17,016,263	29,994
Retail		152,159,976	8,385,069	6,062,587	3,686,863	574,354	170,868,849	(554,533)	170,314,316	91,711,254
Government/Public sector/Central bank		23,849,701	834,912	96,183	1,748	—	24,782,544	(4,212)	24,778,332	9,000
Corporations		93,740,349	34,637,533	11,391,410	13,758,332	982,037	154,509,661	(1,614,337)	152,895,324	83,580,715
Card receivable		16,995,332	2,304,536	1,754,723	2,197,877	454,451	23,706,919	(884,373)	22,822,546	6,845

		301,681,080	48,158,998	19,391,987	19,654,847	2,010,842	390,897,754	(3,070,973)	387,826,781	175,337,808

Securities at fair value through other comprehensive income (*)		48,506,057	8,636,241	—	267,135	—	57,409,433	—	57,409,433	—
Securities at amortized cost		45,888,769	1,404,340	—	—	—	47,293,109	(10,486)	47,282,623	—

	~~W~~	396,075,906	58,199,579	19,391,987	19,921,982	2,010,842	495,600,296	(3,081,459)	492,518,837	175,337,808

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 23,171 million as of December 31, 2020.

	2021
	12-month expected credit loss			Life time expected credit loss			Total	Allowances	Net	Mitigation of credit risk due to collateral
	Grade 1		Grade 2	Grade 1	Grade 2	Impaired
Due from banks and loans at amortized cost:
Banks	~~W~~	10,793,973	3,278,144	112,254	434	—	14,184,805	(18,297)	14,166,508	133,618
Retail		169,313,467	7,015,361	7,900,192	2,127,173	581,534	186,937,727	(579,725)	186,358,002	126,988,030
Government/Public sector/Central bank		14,531,532	710,527	17,433	257	—	15,259,749	(8,284)	15,251,465	9,000
Corporations		101,866,101	44,060,819	10,743,965	16,702,928	853,977	174,227,790	(1,700,217)	172,527,573	93,682,859
Card receivable		18,793,517	2,541,833	1,829,837	2,350,634	428,068	25,943,889	(878,268)	25,065,621	8,774

		315,298,590	57,606,684	20,603,681	21,181,426	1,863,579	416,553,960	(3,184,791)	413,369,169	220,822,281

Securities at fair value through other comprehensive income (*)		56,176,008	7,478,125	—	152,786	—	63,806,919	—	63,806,919	—
Securities at amortized cost		48,305,398	1,605,335	—	36,290	—	49,947,023	(16,947)	49,930,076	—

	~~W~~	419,779,996	66,690,144	20,603,681	21,370,502	1,863,579	530,307,902	(3,201,738)	527,106,164	220,822,281

(*)	Credit loss allowance recognized as other comprehensive income of securities at fair value through other comprehensive income amounted to ~~W~~ 37,486 million as of December 31, 2021.

v) Credit risk exposures per credit grade of
off-balance
items
Credit risk exposures per credit grade of
off-balance
items as of December 31, 2020 and 2021 are as follows:

	2020
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts(*):
12-month expected credit loss	~~W~~	2,884,641	1,110,945	—	3,995,586
Life time expected credit loss		308,785	176,977	—	485,762
Impaired		—	—	158	158

		3,193,426	1,287,922	158	4,481,506

Loan commitment and other credit line
12-month expected credit loss		156,787,448	20,715,236	—	177,502,684
Life time expected credit loss		6,738,016	2,822,003	—	9,560,019
Impaired		—	—	5,118	5,118

		163,525,464	23,537,239	5,118	187,067,821

	~~W~~	166,718,890	24,825,161	5,276	191,549,327

	2021
	Grade 1		Grade 2	Impaired	Total
Guarantee contracts(*):
12-month expected credit loss	~~W~~	3,469,002	1,382,415	—	4,851,417
Life time expected credit loss		342,224	205,179	—	547,403
Impaired		—	—	466	466

		3,811,226	1,587,594	466	5,399,286

Loan commitment and other credit line
12-month expected credit loss		160,307,100	23,370,613	—	183,677,713
Life time expected credit loss		7,406,324	2,759,057	—	10,165,381
Impaired		—	—	10,772	10,772

		167,713,424	26,129,670	10,772	193,853,866

	~~W~~	171,524,650	27,717,264	11,238	199,253,152

(*)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021, respectively.
vi) Credit qualities are classified based on the internal credit rating as follows:

Type of Borrower	Grade 1	Grade 2
Individuals	Probability of default below 2.25% for each pool	Probability of default 2.25% or above for each pool
Government/Public agency/Central bank	OECD sovereign credit rating of 6 or above	OECD sovereign credit rating of below 6
Banks and Corporations (Including credit card bond)	Internal credit rating of BBB+ or above	Internal credit rating of below BBB+
Card receivables (Individuals)	Behavior scoring system of 7 grade or above	Behavior scoring system of below 7 grade

vii) Credit risk exposures per credit quality of derivative assets
Credit quality of derivative assets as of December 31, 2020 and 2021 are as follows:

	2020		2021
Grade 1	~~W~~	4,994,809	3,201,912
Grade 2		639,106	597,277

	~~W~~	5,633,915	3,799,189

(*)	Credit quality of derivative assets is classified based on the internal credit ratings.

viii) Concentration by geographic location
An analysis of concentration by geographic location for financial instrument, net of allowance, as of December 31, 2020 and 2021 are as follows:

	2020
Classification (*1)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	6,990,520	823,698	156,002	784,538	316,293	1,166,397	2,889,115	3,889,700	17,016,263
Retail		161,434,788	392,499	6,724	4,124,680	2,386	1,780,361	1,329,067	1,243,811	170,314,316
Government/Public sector/Central bank		20,998,640	952,215	—	1,418,805	121,663	209,395	441,863	635,751	24,778,332
Corporations		133,827,181	3,278,234	435,135	3,796,824	103,647	2,319,327	3,039,177	6,095,799	152,895,324
Card receivable		22,614,285	8,867	351	1,983	194	152,141	27,926	16,799	22,822,546

		345,865,414	5,455,513	598,212	10,126,830	544,183	5,627,621	7,727,148	11,881,860	387,826,781

Deposits and loans at FVTPL
Banks		61,476	31,633	—	—	—	—	—	—	93,109
Corporations		1,057,690	466,812	—	19,807	—	744	—	441,751	1,986,804

		1,119,166	498,445	—	19,807	—	744	—	441,751	2,079,913

Securities measured at FVTPL		51,574,884	2,129,355	198,567	46,086	4,486	24,539	168,863	1,128,251	55,275,031
Securities at FVOCI		53,386,556	1,464,611	112,001	221,917	36,412	172,904	886,080	1,128,952	57,409,433
Securities at amortized cost		44,537,890	723,287	—	243,592	—	710,106	45,121	1,022,627	47,282,623

	~~W~~	496,483,910	10,271,211	908,780	10,658,232	585,081	6,535,914	8,827,212	15,603,441	549,873,781

Off-balance accounts
Guarantees (*2)	~~W~~	3,818,973	65,164	6,198	1,344	6,041	95,793	363,042	124,951	4,481,506
Loan commitments and other liabilities related to credit		178,311,828	528,596	275,629	645,794	64,050	1,042,458	2,443,779	3,755,687	187,067,821

	~~W~~	182,130,801	593,760	281,827	647,138	70,091	1,138,251	2,806,821	3,880,638	191,549,327

(*1)	The following accounts are the net carrying value less provision for doubtful accounts.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million as of December 31, 2020.

	2021
Classification(*1)	Korea		USA	UK	Japan	Germany	Vietnam	China	Other	Total
Due from banks and loans at amortized cost
Banks	~~W~~	4,310,888	1,525,158	235,591	450,689	530,688	1,676,080	2,677,445	2,759,969	14,166,508
Retail		175,777,754	392,882	7,683	4,338,281	3,111	2,412,670	1,944,105	1,481,516	186,358,002
Government/Public sector/Central bank		11,807,591	796,405	—	1,279,012	217,773	248,301	462,308	440,075	15,251,465
Corporations		151,625,249	3,684,068	254,051	4,375,807	94,186	3,012,133	2,947,746	6,534,333	172,527,573
Card receivable		24,832,367	10,435	462	2,033	233	170,929	32,281	16,881	25,065,621

		368,353,849	6,408,948	497,787	10,445,822	845,991	7,520,113	8,063,885	11,232,774	413,369,169

Deposits and loans at FVTPL
Banks		—	34,262	—	—	—	—	—	—	34,262
Corporations		1,113,229	282,513	—	19,274	—	—	—	268,328	1,683,344

		1,113,229	316,775	—	19,274	—	—	—	268,328	1,717,606

Securities measured at FVTPL		53,942,627	2,359,478	255,023	91,766	19,048	27,613	76,107	1,539,176	58,310,838
Securities at FVOCI		59,353,250	1,871,526	164,340	250,768	52,199	120,884	679,527	1,314,425	63,806,919
Securities at amortized cost		46,896,258	777,546	—	244,149	—	902,377	80,041	1,029,705	49,930,076

		529,659,213	11,734,273	917,150	11,051,779	917,238	8,570,987	8,899,560	15,384,408	587,134,608

Off-balance accounts
Guarantees(*2)		4,991,349	45,650	2,099	821	4,384	95,565	246,080	13,338	5,399,286
Loan commitments and other liabilities related to credit		182,701,367	686,381	260,036	771,183	87,080	2,772,750	2,157,388	4,417,681	193,853,866

	~~W~~	187,692,716	732,031	262,135	772,004	91,464	2,868,315	2,403,468	4,431,019	199,253,152

(*1)	The following accounts are the net carrying value less provision for doubtful accounts.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 11,346,421 million as of December 31, 2021.

ix) Concentration by industry sector
An analysis of concentration by industry sector of financial instrument, net of allowance, as of and December 31, 2020 and 2021 is as follows:

	2020
Classification (*1)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	16,656,030	—	—	—	—	—	360,233	—	17,016,263
Retail		—	—	—	—	—	—	—	170,314,316	170,314,316
Government/Public sector/Central bank		24,671,308	—	—	1,796	—	—	105,228	—	24,778,332
Corporations		10,403,261	48,430,680	18,679,397	35,920,334	3,521,216	6,479,253	29,461,183	—	152,895,324
Card receivable		44,980	169,900	252,537	36,372	38,456	23,150	1,685,293	20,571,858	22,822,546

		51,775,579	48,600,580	18,931,934	35,958,502	3,559,672	6,502,403	31,611,937	190,886,174	387,826,781

Due from banks and loans at FVTPL
Banks		63,112	—	—	29,997	—	—	—	—	93,109
Corporations		1,114,789	641,554	19,210	51,008	3,000	—	157,243	—	1,986,804

		1,177,901	641,554	19,210	81,005	3,000	—	157,243	—	2,079,913

Securities at fair value through profit or loss		34,294,362	2,978,991	1,223,958	574,547	248,399	46,177	15,908,597	—	55,275,031
Securities at fair value through other comprehensive income		26,528,743	3,448,765	577,781	830,988	974,333	22,643	25,026,180	—	57,409,433
Securities at amortized cost		10,361,913	21,750	—	1,053,779	963,348	—	34,881,833	—	47,282,623

		124,138,498	55,691,640	20,752,883	38,498,821	5,748,752	6,571,223	107,585,790	190,886,174	549,873,781

Off-balance accounts
Guarantees (*2)		919,485	1,173,940	539,195	149,213	86,624	49,544	1,563,217	288	4,481,506
Loan commitments and other liabilities related to credit		13,474,195	25,825,767	9,652,509	3,619,939	2,159,128	513,565	19,277,732	112,544,986	187,067,821

	~~W~~	14,393,680	26,999,707	10,191,704	3,769,152	2,245,752	563,109	20,840,949	112,545,274	191,549,327

(*1)	The composition details by industry are net book value less allowances.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million as of December 31, 2020.

	2021
Classification (*1)	Finance and insurance		Manufacturing	Retail and wholesale	Real estate and business	Construction service	Lodging and Restaurant	Other	Retail customers	Total
Due from banks and loans at amortized cost:
Banks	~~W~~	13,447,829	—	—	—	—	—	718,679	—	14,166,508
Retail		—	—	—	—	—	—	—	186,358,002	186,358,002
Government/Public sector/Central bank		15,216,403	—	—	1,797	—	—	33,265	—	15,251,465
Corporations		13,384,083	53,134,572	21,167,564	41,106,836	3,727,338	6,544,166	33,463,014	—	172,527,573
Card receivable		51,123	252,973	228,900	46,896	45,568	29,713	1,899,301	22,511,147	25,065,621

		42,099,438	53,387,545	21,396,464	41,155,529	3,772,906	6,573,879	36,114,259	208,869,149	413,369,169

Due from banks and loans at FVTPL
Banks		34,262	—	—	—	—	—	—	—	34,262
Corporations		986,736	492,598	15,107	78,753	22,537	2,637	84,976	—	1,683,344

		1,020,998	492,598	15,107	78,753	22,537	2,637	84,976	—	1,717,606

Securities at fair value through profit or loss		33,769,892	3,248,846	1,169,038	773,687	299,972	152,341	18,897,062	—	58,310,838
Securities at fair value through other comprehensive income		27,034,695	3,529,756	523,631	775,967	1,144,998	30,928	30,766,944	—	63,806,919
Securities at amortized cost		10,309,318	—	—	1,074,393	1,249,070	—	37,297,295	—	49,930,076

		114,234,341	60,658,745	23,104,240	43,858,329	6,489,483	6,759,785	123,160,536	208,869,149	587,134,608

Off-balance accounts
Guarantees (*2)		775,357	948,440	396,571	126,393	36,001	56,105	3,059,953	466	5,399,286
Loan commitments and other liabilities related to credit		15,445,541	25,389,003	8,908,201	3,676,457	2,213,871	499,633	20,404,848	117,316,312	193,853,866

	~~W~~	16,220,898	26,337,443	9,304,772	3,802,850	2,249,872	555,738	23,464,801	117,316,778	199,253,152

(*1) The composition details by industry are net book value less allowances.
(*2)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 11,346,421 million as of December 31, 2021.

(c)	Market risk
i) Market risk management from trading positions
i-1)
Concept of Market risk
Market risk is defined as the risk of loss of trading account position of financial institutions due to changes on market price, such as interest rates, exchange rates and stock prices, etc. and is divided into general market risks and individual risks. A general market risk refers to a loss from price variability caused by events affecting the market as a whole, such as interest rates, exchange rates and stock prices; and an individual risk refers to a loss from price variability related to individual events of securities issuer, such as bonds and stocks.
i-2)
Market Risk Management Method
The basic principle of market risk management in the trading sector is to maintain the maximum possible loss due to market risk within a certain level. To this end, the Group sets and operates VaR limits, investment limits, position limits, sensitivity limits, and loss limits from the portfolio to individual desks. These limits are managed daily by the department in charge of risk management, independent from the operating department.
Trading positions refer to securities, foreign exchange positions, and derivative financial instruments held for the purpose of obtaining short-term trading gains. As a method of measuring market risk, VaR (Value at Risk) is typical, and it is a statistical measurement of the potential maximum loss that can occur due to changes in market conditions. VaR calculates the standard method market risk using the Group Market Risk Measurement System (TRMS), and Shinhan Bank and Shinhan Financial Investment use their own internal model market risk calculation system.
Stress tests are conducted to supplement risk measurement by statistical methods and to manage losses that may arise from rapid changes in the economic environment.
Shinhan Bank measures the market risk of linear products, such as stocks and bonds, as well as non-linear
products, such as options by applying historical simulation method of 99% confidence level-based VaR. Trading position data is automatically interfaced into management system, and the system conducts VaR measurement and manages the limit. In addition, the Bank sets loss limit, sensitivity limit, investment limit, stress limit, etc. for Trading Department and desks, and monitors daily.
Shinhan Investment measures daily market risk by applying historical simulation VaR method of 99.9% confidence level-based VaR. Historical simulation VaR method does not require assumption on a particular distribution since the method derives scenarios directly from historical market data, and measures non-linear
products, such as options, in details. In addition to the VaR limit, the Shinhan Investment sets and manages issuance and transaction limit, and stop-loss limit for each department.

An analysis of the Group’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31, 2020 and 2021 based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, is as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	525,465	592,668	495,292	592,668
Stock price risk		222,277	240,535	202,036	222,544
Foreign exchange risk		120,088	124,915	113,497	113,497
Commodity risk		13,818	22,982	9,539	9,539
Option volatility risk		8,910	23,224	3,234	3,234

	~~W~~	890,558	1,004,324	823,598	941,482

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	587,482	625,298	557,622	576,515
Stock price risk		209,101	231,137	179,415	219,900
Foreign exchange risk		274,140	301,271	245,232	299,909
Commodity risk		8,544	9,571	8,043	8,043
Option volatility risk		16,404	30,244	1,269	19,032

	~~W~~	1,095,671	1,197,521	991,581	1,123,399

i-3)
Shinhan Bank
The analyzes of the
ten-day
99% confidence level-based VaR for managing market risk for trading positions of Shinhan Bank as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	41,165	56,950	28,322	42,867
Stock price risk		27,077	66,254	7,545	7,893
Foreign exchange risk (*)		65,309	83,335	27,668	69,024
Option volatility risk		305	1,073	114	138
Commodity risk		13	170	—	1
Portfolio diversification effect		(27,839)	(53,295)	(14,163)	(25,310)

	~~W~~	106,030	154,487	49,486	94,613

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	28,749	55,773	17,537	28,030
Stock price risk		11,583	21,340	3,850	19,618
Foreign exchange risk (*)		159,165	185,514	136,936	161,978
Option volatility risk		162	368	29	60
Commodity risk		11	151	—	8
Portfolio diversification effect		(25,023)	(52,611)	(13,207)	(17,470)

	~~W~~	174,647	210,535	145,145	192,224

(*)	Both trading and non-trading accounts are included since Shinhan Bank manages foreign exchange risk on a total position basis.
i-4)
Shinhan Card
The analyzes of Shinhan Card’s requisite capital in light of the market risk for trading positions as of and for the years ended December 31 2020 and 2021, based on the standard guidelines for risk management promulgated by the Financial Supervisory Service, are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,034	2,400	1,900	2,400

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	1,996	2,350	1,700	1,700

(*)	Foreign subsidiaries are excluded from the calculation.
i-5)
Shinhan Investment
The analyzes of the
ten-day
99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Investment as of and for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	20,512	30,903	12,076	23,551
Stock price risk		26,136	51,509	2,412	36,573
Foreign exchange risk		12,477	46,970	632	15,557
Option volatility risk		43,324	162,008	2,894	57,924
Portfolio diversification effect		(27,223)	(103,405)	634	(38,397)

	~~W~~	75,226	187,985	18,648	95,208

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	21,079	35,503	7,724	27,207
Stock price risk		31,668	62,315	15,856	33,295
Foreign exchange risk		24,354	43,826	2,548	28,594
Option volatility risk		49,345	96,355	31,155	79,589
Portfolio diversification effect		(47,759)	(104,149)	(7,380)	(58,241)

	~~W~~	78,687	133,850	49,903	110,444

i-6)
Shinhan Life Insurance
The analyzes of the
ten-day
99.9% confidence level-based VaR for managing market risk for trading positions of Shinhan Life Insurance as of and for the years ended December 31, 2020 and 2021 are as follows:
<Shinhan Life Insurance>

	2020
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	2,967	6,934	354	619
Stock price risk		10,953	16,592	4,481	13,742
Foreign exchange risk		10,485	21,588	4,665	13,669
Option volatility risk		433	1,096	40	1,089

	~~W~~	24,838	46,210	9,540	29,119

	2021
	Average		Maximum	Minimum	December 31
Interest rate risk	~~W~~	4,161	9,262	457	1,259
Stock price risk		8,938	15,009	1,909	6,303
Foreign exchange risk		7,680	13,746	481	11,404
Option volatility risk		1,252	2,828	26	47

	~~W~~	22,031	40,845	2,873	19,013

<Orange Life Insurance>

	2020
	Average		Maximum	Minimum	December 31
Foreign exchange risk	~~W~~	17,064	19,597	10,172	17,964
Option volatility risk		73	84	7	73

	~~W~~	17,137	19,681	10,179	18,037

ii) Interest rate risk management from
non-trading
positions
ii-1)
Principle
Interest rate risk refers to the possibility of a decrease in net interest income or in net asset value that occurs when interest rates fluctuate unfavorably from the Group’s financial position. The Group manages changes in net interest income or net asset value that occur due to changes in interest rates by early predicting the factors of interest rate risk fluctuation related to the Group’s net interest income and net asset value through the interest rate risk management.
ii-2)
Managements
Shinhan Financial Group’s major financial subsidiaries manage interest rate risks independently by the risk management organization and the treasury department, and have internal regulations on interest rate risk management strategies, procedures, organization, measurement, and major assumptions.
One of the key indicators of managing interest rate risk is the Earnings at Risk (EaR) from an earning perspective and the Value at Risk (VaR) from an economic value perspective. Interest rate VaR represents the maximum anticipated loss in a net present value calculation, whereas interest rate EaR represents the maximum anticipated loss in a net interest income calculation for the immediately following one-year
period, in each case, as a result of negative movements in interest rates.
The precision of risk management system differs by each subsidiary. Interest rate VaR and interest rate EaR are measured by internal method or IRRBB (Interest Rate Risk In The Banking Book), and interest rate risk limits are set and monitored based on the interest rate VaR. In accordance with the amendments in Regulations for Supervision of Financial Holding Companies, the Group measures the interest rate risk using the Basel III based IRRBB, which measures the interest rate risk more precisely than the existing BIS standard framework by segmenting maturities of interest rates, reflecting customer behavior models and diversifying interest rate shocks. The interest rate VaR scenario based IRRBB measures ① parallel up shock ② parallel down shock ③ steepener shock ④ flattener shock ⑤ short rate up shock ⑥ short rate down shock. By the parallel up shock and parallel down shock, the interest rate VaR scenario measures the scenario value with the largest loss as interest rate risk. Under the existing BIS standard framework, ± 200bp parallel shock scenario is applied to all currency. However, as the shock width is set differently by currency and period, interest rate risk is measured significantly by the IRRBB. ((KRW) Parallel ± 300bp, Short Term ± 400bp, Long Term ± 200bp, (USD) Parallel ± 200bp, Short Term ± 300bp, Long Term ± 150bp) In the IRRBB method, the existing interest rate VaR and the interest rate EaR are expressed as Δ EVE (Economic Value of Equity) and Δ NII (Net Interest Income), respectively.

Since impacts of each subsidiary on changes of interest rates are differentiated by portfolios, the Group is preparing to respond proactively while monitoring the financial market and regulatory environment, and making efforts to hedge or reduce interest rate risk. In addition, the subsidiaries conduct the crisis analysis on changes in market interest rates and report it to management and the Group.
In particular, through its ALM (Asset and Liability Management) system, Shinhan Bank measures and manages its interest rate risk based on various analytical measures such as interest rate gap, duration gap and NPV (Net Present Value) and NII (Net Interest Income) simulations, and monitors on a monthly basis its interest rate VaR limits, interest rate EaR (Earnings at Risk) limits and interest rate gap ratio limits.

The details of interest rate VaR and EaR for major subsidiaries for as of December 31, 2020 and 2021 are as follows:
ii-3)
Shinhan Bank

	2020		2021
ΔEVE (*1)	~~W~~	468,327	774,352
ΔNII (*2)		115,221	96,145
ii-4)
Shinhan Card

	2020		2021
ΔEVE (*1)	~~W~~	463,647	831,361
ΔNII (*2)		594,210	672,303
ii-5)
Shinhan Investment

	2020		2021
ΔEVE (*1)	~~W~~	209,929	186,587
ΔNII (*2)		89,925	187,548
ii-6)
Shinhan Life Insurance

	2020			2021
	Shinhan Life Insurance		Orange Life Insurance	Shinhan Life Insurance
ΔEVE (*1)	~~W~~	4,140,109	2,007,029	2,751,977
ΔNII (*2)		46,073	38,733	84,812

(*1)
ΔEVE is the change in economic value of equity capital that can arise from changes in interest rates that affect the present value of assets, liabilities and off-balance
sheet items by using the Basel III standard based IRRBB method.

(*2)	ΔNII is the change in net interest income that can occur over the next year due to changes in interest rates by using the Basel III standard based IRRBB method.
iii) Foreign exchange risk
Exposure to foreign exchange risk can be defined as the difference (net position) between assets and liabilities presented in foreign currency, including derivative financial instruments linked to foreign exchange rate. Foreign exchange risk is a factor that causes market risk of the trading position and is managed by the Group under the market risk management system.
The management of Shinhan Bank’s foreign exchange position is centralized at the S&T Center. Dealers in the S&T Center manage Shinhan Bank’s overall position within the set limits through spot trading, forward contracts, currency options, futures and swaps and foreign exchange swaps. Shinhan Bank sets a limit for net open positions by currency and the limits for currencies other than the U.S. dollars (USD), Japanese yen (JPY), Euros (EUR) and Chinese yuan (CNY) are set in order to minimize exposures from the other foreign exchange trading.
Foreign currency denominated assets and liabilities as of December 31, 2020 and 2021 are as follows:

	2020
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,729,453	1,988,215	402,137	798,053	3,053,388	10,971,246
Due from banks at FVTPL		31,633	—	—	—	—	31,633
Loans at FVTPL		745,277	19,807	91,503	—	—	856,587
Loan at amortized cost		21,435,678	9,076,702	1,296,284	4,130,855	8,987,453	44,926,972
Securities at FVTPL		4,426,257	2,574	455,769	—	316,468	5,201,068
Derivative assets		913,778	21,531	50,842	1,100	114,055	1,101,306
Securities at FVOCI		3,868,880	149,718	222,547	460,681	1,000,855	5,702,681
Securities at amortized cost		1,273,204	240,619	69,132	45,151	1,588,358	3,216,464
Other financial assets		2,180,140	284,695	177,538	336,325	559,805	3,538,503

	~~W~~	39,604,300	11,783,861	2,765,752	5,772,165	15,620,382	75,546,460

Liabilities:
Deposits	~~W~~	17,542,371	10,136,700	991,501	4,650,406	8,438,144	41,759,122
Financial liabilities at FVTPL		—	—	—	—	544,916	544,916
Derivative liabilities		558,064	10,819	33,940	858	105,134	708,815
Borrowings		8,431,144	810,819	306,829	163,454	692,305	10,404,551
Debt securities issued		8,417,214	87,504	933,570	—	1,652,835	11,091,123
Financial liabilities designated at FVTPL		1,068,245	—	—	—	—	1,068,245
Other financial liabilities		3,479,117	123,510	250,428	564,623	843,635	5,261,313

	~~W~~	39,496,155	11,169,352	2,516,268	5,379,341	12,276,969	70,838,085

Net domestic and foreign currency exposure	~~W~~	108,145	614,509	249,484	392,824	3,343,413	4,708,375
Off-balance derivative exposure		438,469	(166,923)	187,408	44,764	(896,933)	(393,215)

Net foreign currency exposure	~~W~~	546,614	447,586	436,892	437,588	2,446,480	4,315,160

	2021
	USD		JPY	EUR	CNY	Other	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	4,958,621	1,878,286	479,644	700,378	3,630,253	11,647,182
Due from banks at FVTPL		34,262	—	—	—	—	34,262
Loans at FVTPL		534,098	—	—	—	—	534,098
Loan at amortized cost		24,443,325	9,901,710	975,680	5,090,928	10,093,297	50,504,940
Securities at FVTPL		5,417,837	15,557	577,157	233	553,519	6,564,303
Derivative assets		863,223	526	10,440	1,429	33,576	909,194
Securities at FVOCI		4,264,191	162,023	240,705	397,010	998,246	6,062,175
Securities at amortized cost		1,306,357	241,232	69,282	80,133	1,812,470	3,509,474
Other financial assets		4,347,761	242,919	324,886	173,906	927,110	6,016,582

	~~W~~	46,169,675	12,442,253	2,677,794	6,444,017	18,048,471	85,782,210

Liabilities:
Deposits	~~W~~	20,060,092	10,642,720	1,376,168	4,820,793	9,766,248	46,666,021
Financial liabilities at FVTPL		7,114	—	—	—	581,458	588,572
Derivative liabilities		496,616	418	12,042	1,712	13,642	524,430
Borrowings		7,518,545	940,877	181,027	463,098	931,802	10,035,349
Debt securities issued		8,887,807	137,022	892,220	—	982,736	10,899,785
Financial liabilities designated at FVTPL		1,553,683	—	—	—	—	1,553,683
Other financial liabilities		3,806,778	116,544	195,387	551,976	1,112,455	5,783,140

	~~W~~	42,330,635	11,837,581	2,656,844	5,837,579	13,388,341	76,050,980

Net domestic and foreign currency exposure	~~W~~	3,839,040	604,672	20,950	606,438	4,660,130	9,731,230
Off-balance derivative exposure		(419,387)	(62,614)	325,000	(95,526)	(2,113,543)	(2,366,070)

Net foreign currency exposure	~~W~~	3,419,653	542,058	345,950	510,912	2,546,587	7,365,160

(d)	Liquidity risk
Liquidity risk refers to the risk of unexpected losses (such as the disposal of assets abnormal pricing, the procurement of high interest rates, etc.) or insolvency due to inconsistency in funding periods between assets and liabilities or a sudden outflow of funds.
Each subsidiary seeks to minimize liquidity risk through early detection of risk factors related to the sourcing and managing of funding that may cause volatility in liquidity and by ensuring that it maintains an appropriate level of liquidity through systematic management. At the Group level, the Group manages liquidity risk by conducting monthly stress tests that compare liquidity requirements under normal situations against those under three types of stress situations, namely, the group-specific internal crisis, crisis in the external market and a combination of internal and external crisis. Therefore, the Group is checking the liquidity side for abnormalities in preparation for the usual crisis.

In addition, in order to
pre-emptively
and comprehensively manage liquidity risk, the Group measures and monitors liquidity risk management using various indices, including the ‘limit management index’, ‘early warning index’ and ‘monitoring index’.
Shinhan Bank applies the following basic principles for liquidity risk management:

•	Raise funding in sufficient amounts, at the optimal time at reasonable costs;

•	Maintain risk at appropriate levels and preemptively manage them through a prescribed risk limit system and an early warning signal detection system;

•	Secure stable sources of revenue and minimize actual losses by implementing an effective asset-liability management system based on diversified sources of funding with varying maturities;

•	Monitor and manage daily and intra-daily liquidity positions and risk exposures for timely payment and settlement of financial obligations due under both normal and crisis situations;

•	Conduct periodic contingency analysis in anticipation of any potential liquidity crisis and establish and implement emergency plans in case of a crisis actually happening; and

•
Consider liquidity-related costs, benefits of and risks in determining the pricing of the Group’s products and services, employee performance evaluations and approval of launching of new products and services.

Shinhan Card sets and operates a level that can withstand a
3-month
credit crunch for
end-of-month
liquidity. The Group defines and manages the level of caution, anxiety and risk for the real-life liquidity gap ratio, liquidity buffer ratio, and ABS weight compared to borrowings which are major indicators related to liquidity risk. A contingency plan has been established to prepare for a crisis.

The details of the composition of
non-derivative
financial instruments and derivative financial instruments by remaining period are as of December 31, 2020 and 2021 are as follows:

	2020
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	30,486,441	845,977	501,733	860,975	4,467	516,661	33,216,254
Due from banks at fair value through profit or loss		63,113	—	—	—	—	—	63,113
Loans at fair value through profit or loss		31,100	689,261	46,369	117,820	310,954	880,595	2,076,099
Loans at amortized cost		30,170,280	38,040,760	52,331,623	82,840,301	119,243,663	69,258,709	391,885,336
Securities at fair value through profit or loss		44,779,587	1,413,545	571,552	1,160,406	3,384,948	4,729,943	56,039,981
Securities at fair value through other comprehensive income		55,002,284	10,740	207	414	79,640	3,321,488	58,414,773
Securities at amortized cost		385,809	2,070,392	1,202,211	3,649,376	19,054,766	34,889,104	61,251,658
Other financial assets		15,451,455	102,714	138,116	287,473	231,608	1,571,561	17,782,927

	~~W~~	176,370,069	43,173,389	54,791,811	88,916,765	142,310,046	115,168,061	620,730,141

Liabilities:
Deposits (*2)	~~W~~	187,299,944	28,357,521	36,578,825	59,863,780	14,894,480	2,355,459	329,350,009
Financial liabilities at fair value through profit or loss		1,409,608	794	7,042	2,785	18,870	—	1,439,099
Borrowings		14,670,192	3,783,621	2,920,338	5,463,070	10,692,374	4,392,815	41,922,410
Debt securities issued		5,872,508	6,261,775	5,039,503	11,457,246	43,712,609	6,454,265	78,797,906
Financial liabilities designated at fair value through profit or loss		596,675	221,857	336,784	1,277,802	5,043,549	979,057	8,455,724
Other financial liabilities		29,128,836	97,138	151,655	542,221	643,043	75,813	30,638,706

	~~W~~	238,977,763	38,722,706	45,034,147	78,606,904	75,004,925	14,257,409	490,603,854

Off balance (*3):
Guarantee contracts (*4)	~~W~~	4,481,506	—	—	—	—	—	4,481,506
Other liabilities related to loan commitments		187,536,416	—	—	19,900	—	—	187,556,316

	~~W~~	192,017,922	—	—	19,900	—	—	192,037,822

Derivatives	~~W~~	419,951	29,829	75,483	149,274	103,770	101,072	879,379

	2021
	Less than 1 month		1~3 months	3~6 months	6 months ~ 1 year	1~5 years	More than 5 years	Total
Non-derivative financial instruments:
Assets:
Cash and due from banks at amortized cost	~~W~~	24,864,116	796,046	329,809	1,151,073	108,491	1,299,438	28,548,973
Due from banks at fair value through profit or loss		34,263	—	—	—	—	—	34,263
Loans at fair value through profit or loss		170,540	628,905	117,975	49,932	563,246	167,284	1,697,882
Loans at amortized cost		32,258,357	45,442,330	57,821,874	89,630,955	129,534,255	75,571,202	430,258,973
Securities at fair value through profit or loss		51,899,638	106,637	385,952	608,957	2,024,069	5,776,840	60,802,093
Securities at fair value through other comprehensive income		60,818,846	1,204,770	91,704	634,600	1,249,183	897,270	64,896,373
Securities at amortized cost		515,883	2,542,470	1,992,334	4,273,021	18,358,433	36,658,577	64,340,718
Other financial assets		21,052,012	50,602	25,096	372,536	253,373	1,800,309	23,553,928

	~~W~~	191,613,655	50,771,760	60,764,744	96,721,074	152,091,050	122,170,920	674,133,203

Liabilities:
Deposits (*2)	~~W~~	212,378,477	36,147,003	40,879,482	59,303,450	17,046,796	2,589,696	368,344,904
Financial liabilities at fair value through profit or loss		1,371,503	—	—	—	—	—	1,371,503
Borrowings		13,159,909	3,928,317	3,643,545	5,171,542	14,168,441	3,649,507	43,721,261
Debt securities issued		4,833,061	7,033,973	7,257,291	17,537,101	41,799,782	5,334,848	83,796,056
Financial liabilities designated at fair value through profit or loss		332,597	294,931	586,682	1,298,402	4,165,201	1,346,057	8,023,870
Other financial liabilities		26,754,163	175,952	136,110	568,997	579,871	159,352	28,374,445

	~~W~~	258,829,710	47,580,176	52,503,110	83,879,492	77,760,091	13,079,460	533,632,039

Off balance (*3):
Guarantee contracts (*4)	~~W~~	5,399,286	—	—	—	—	—	5,399,286
Other liabilities related to loan commitments		193,853,866	—	—	—	—	—	193,853,866

	~~W~~	199,253,152	—	—	—	—	—	199,253,152

Derivatives	~~W~~	380,609	23,508	11,867	23,099	(363,034)	47,464	123,513

(*1)	These amounts include cash flows of principal and interest on financial assets and financial liabilities.
(*2)	Demand deposits amounting to ~~W~~ 148,725,197 million and ~~W~~ 172,107,724 million as of December 31, 2020 and 2021 are included in the ‘Less than 1 month’ category, respectively.
(*3)
Though guarantees, loan agreements, and other credit offerings corresponding to financial guarantees such as bond issuance and loan collateral provided by the Group exist, if the counterparty requests a payment, the Group should fulfill the obligation immediately.

(*4)	These amounts represent financial guarantees, and the non-financial guarantees amount to ~~W~~ 10,799,393 million and ~~W~~ 11,346,421 million as of December 31, 2020 and 2021 .

(e)	Measurement of fair value
The fair values of financial instruments being traded in an active market are determined by the published market prices of each period end. The published market prices of financial instruments being held by the Group are based on the trading agencies’ notifications. If the market for a financial instrument is not active, such as OTC (Over The Counter market) derivatives, fair value is determined either by using a valuation technique or independent third-party valuation service.
The Group uses its judgment to select a variety of methods and make rational assumptions that are mainly based on market conditions existing at the end of each reporting period. The fair value of financial instruments is determined using valuation techniques; a method of using recent transactions between independent parties with reasonable judgment and willingness to trade, a method of referring to the current fair value of other financial instruments that are substantially identical, discounted cash flow model and option pricing models. For example, the fair value of an interest rate swap is calculated as the present value of the expected future cash flows, and the fair value of foreign exchange forwarding contract is calculated by applying the public forward exchange rate at the end of the reporting period.
The Group classifies and discloses fair value of financial instruments into the following three-level hierarchy:

•	Level 1: Financial instruments measured at quoted prices from active markets are classified as fair value level 1.

•	Level 2: Financial instruments measured using valuation techniques where all significant inputs are observable market data are classified as level 2.

•	Level 3: Financial instruments measured using valuation techniques where one or more significant inputs are not based on observable market data are classified as level 3.

i) Financial instruments measured at fair value

i-1)	The fair value hierarchy of financial instruments presented at their fair values in the statements of financial position as of December 31, 2020 and 2021 are as follows:

	2020
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	—	63,112	63,112
Loans at FVTPL (*1)		—	708,111	1,308,690	2,016,801
Securities at FVTPL:
Debt securities and other securities (*2)		7,029,453	39,335,739	8,721,500	55,086,692
Equity securities		693,816	210,230	832,413	1,736,459
Gold/silver deposits		188,339	—	—	188,339

		7,911,608	39,545,969	9,553,913	57,011,490

Derivative assets:
Trading		125,339	4,623,218	408,855	5,157,412
Hedging		—	475,708	795	476,503

		125,339	5,098,926	409,650	5,633,915

Securities measured at FVOCI:
Debt securities		17,515,390	39,861,238	32,805	57,409,433
Equity securities		172,403	49,673	684,603	906,679

		17,687,793	39,910,911	717,408	58,316,112

	~~W~~	25,724,740	85,263,917	12,052,773	123,041,430

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	897,129	—	—	897,129
Gold/silver deposits		539,565	—	—	539,565

		1,436,694	—	—	1,436,694

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	314,220	8,141,504	8,455,724
Derivative liabilities:
Trading		161,628	4,431,080	87,356	4,680,064
Hedging		—	233,684	102,819	336,503

		161,628	4,664,764	190,175	5,016,567

	~~W~~	1,598,322	4,978,984	8,331,679	14,908,985

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
161.2 billion. As of December 31, 2020, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.
(*2)
Financial instruments (Beneficiary certificates:
~~W~~
211.7 billion and derivatives-combined securities:
~~W~~
211.7 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2020. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Investment Corp. are
~~W~~
204,608 million in financial assets at FVTPL,
~~W~~
8,141,504 million in financial liabilities designated at fair value through profit or loss,
~~W~~
405,313 million in derivative assets, and
~~W~~
83,269 million in derivative liabilities. The above level 3
over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Investment Corp.

	2021
	Level 1		Level 2	Level 3 (*3)	Total
Financial assets
Due from banks measured at FVTPL	~~W~~	—	—	34,262	34,262
Loans at FVTPL (*1)		—	790,510	892,834	1,683,344
Securities at FVTPL:
Debt securities and other securities (*2)		7,250,389	40,396,692	10,580,066	58,227,147
Equity securities		942,433	107,416	1,325,466	2,375,315
Gold/silver deposits		83,691	—	—	83,691

		8,276,513	40,504,108	11,905,532	60,686,153

Derivative assets:
Trading		11,542	3,033,965	528,619	3,574,126
Hedging		—	225,063	—	225,063

		11,542	3,259,028	528,619	3,799,189

Securities measured at FVOCI:
Debt securities		24,951,761	38,855,158	—	63,806,919
Equity securities		257,947	48,225	725,232	1,031,404

		25,209,708	38,903,383	725,232	64,838,323

	~~W~~	33,497,763	83,457,029	14,086,479	131,041,271

Financial liabilities:
Financial liabilities measured at FVTPL:
Securities sold	~~W~~	787,767	—	—	787,767
Gold/silver deposits		581,458	—	—	581,458

		1,369,225	—	—	1,369,225

Financial liabilities designated at fair value through profit or loss:
Derivatives-combined securities (*2)		—	401,345	7,622,525	8,023,870
Derivative liabilities:
Trading		191,061	2,862,761	153,933	3,207,755
Hedging		—	196,060	182,749	378,809

		191,061	3,058,821	336,682	3,586,564

	~~W~~	1,560,286	3,460,166	7,959,207	12,979,659

(*1)
Of the Financial assets at FVTPL invested by the Group,
P-note’s
valuation of amount related to Lime Asset Management is
~~W~~
157.9 billion. As of December 31, 2021, in this regard, international disputes are under way, the Group has estimated its fair value based on financial information within the recent audit report of underlying assets since it doesn’t have fair market value observable through active trading markets. Accounting estimates and assumptions used in preparing consolidated financial statements may lead to adjustment in response to changes in uncertainty, such as information and market conditions available in the future. In addition, the ultimate impact on the business, financial condition, performance, and liquidity of the Group is unpredictable.

(*2)
Financial instruments (Beneficiary certificates:
~~W~~
300.2 billion and derivatives-combined securities:
~~W~~
300.2 billion) related to GEN2 Partners asset management were delayed in repurchase for the year ended December 31, 2021. The Group estimated fair value using the net asset value based on the most recent data available for the repurchase suspension fund. Since then, it has an uncertainty in measuring fair value due to market conditions.

(*3)
The valuation amount for the
over-the-counter
derivatives classified as Level 3 by Shinhan Investment Corp. are
~~W~~
72,980 million in financial assets at FVTPL,
~~W~~
7,622,526 million in financial liabilities designated at fair value through profit or loss,
~~W~~
527,726 million in derivative assets, and
~~W~~
153,084 million in derivative liabilities. The above level 3 over-the-counter
derivatives measure fair value using the internal valuation model of Shinhan Investment Corp.

i) Financial instruments measured at fair value

i-2)	Classification of financial instruments as fair value level 3
The Group uses the evaluation value from evaluators who are qualified and external independent to determine the fair value for Group’s assets at the end of each reporting period. Changes in carrying values of financial instruments classified as Level 3 for the years ended December 31, 2020 and 2021 are as follows:

	2020
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	11,762,259	660,118	(8,511,489)	342,830	(186,974)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		(59,931)	(2,094)	(196,743)	51,436	84,950
Recognized in other comprehensive income (loss) for the year		69,819	(2,521)	(9,689)	—	—

		9,888	(4,615)	(206,432)	51,436	84,950
Purchase		4,461,802	61,919	—	1,171	—
Issue		—	—	(9,043,503)	—	—
Settlement		(5,231,666)	(14)	9,928,472	(74,584)	—
Reclassification (*3)		(377,641)	—	—	—	—
Transfer to level3 (*2)		358,123	—	(308,552)	625	—
Transfer from level3 (*2)		(57,513)	—	—	21	—
Business combination (Note 47)		463	—	—	—	—

Ending balance	~~W~~	10,925,715	717,408	(8,141,504)	321,499	(102,024)

	2021
	Financial asset at fair value through profit or loss		Securities at fair value through other comprehensive profit or loss	Financial liabilities designated at fair value through profit or loss	Derivative assets and liabilities, net
					Held for trading	Held for hedging
Beginning balance	~~W~~	10,925,715	717,408	(8,141,504)	321,499	(102,024)
Recognized in total comprehensive income for the year:
Recognized in profit (loss) for the year (*1)		271,065	448	(273,536)	348,046	(80,725)
Recognized in other comprehensive income (loss) for the year		38,566	24,672	(1,526)	—	—

		309,631	25,120	(275,062)	348,046	(80,725)
Purchase		4,792,810	21,440	—	4,394	—
Issue		—	—	(8,488,977)	—	—
Settlement		(3,498,968)	(38,736)	9,283,018	(299,633)	—
Reclassification (*3)		(9,641)	—	—	—	—
Transfer to level3 (*2)		507,984	—	—	446	—
Transfer from level3 (*2)		(194,903)	—	—	(66)	—

Ending balance	~~W~~	12,832,628	725,232	(7,622,525)	374,686	(182,749)

(*1)
Recognized profit or loss of the changes in carrying value of financial instruments classified as Level 3 for the years ended December 31, 2020 and 2021 are included in the accounts of the statements of comprehensive income, of which the amounts and the related accounts are as follows:

	2020
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net loss on financial assets at fair value through profit or loss	~~W~~	(8,495)	(179,989)
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(196,743)	189,885
Net loss on securities at fair value through other comprehensive income		(2,094)	(2,094)
Net other operating income		84,950	19,065

	~~W~~	(122,382)	26,867

	2021
	Amounts recognized in profit or loss		Recognized profit or loss from the financial instruments held as of December 31
Net gain on financial assets at fair value through profit or loss	~~W~~	619,111	322,974
Net gain (loss) on financial liabilities designated at fair value through profit or loss		(273,536)	186,003
Net gain on securities at fair value through other comprehensive income		448	—
Net other operating expense		(80,725)	(83,669)

	~~W~~	265,298	425,308

(*2)
The investment securities transferred to Level 3 as the availability of observable market data changed due to reasons such as suspension of trading, and the derivative instruments transferred to Level 3 as the availability of observable market data changed due to reasons such as changes in the valuation.

(*3)	It has been replaced by investment assets in associates.

i-3)	Valuation techniques and significant inputs not observable in markets

i-3-1)	Valuation techniques and inputs used in measuring the fair value of financial instruments classified as level 2 as of December 31, 2020 and 2021 are as follows:

	2020
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	40,043,850	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		210,230	Price of underlying assets such as stocks, bonds

			40,254,080

Derivative assets
Trading	Option model, DCF		4,623,218	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			475,708

			5,098,926

Securities at fair value through other comprehensive income
Debt securities	DCF		39,861,238	Discount rate, interest rate and price of underlying assets such as stock, bonds
Equity securities	NAV		49,673

			39,910,911

		~~W~~	85,263,917

Liabilities
Financial liabilities designated at fair value through profit or loss
Compound financial instruments	DCF	~~W~~	314,220	Discount rate
Derivative liabilities
Trading	Option model, DCF		4,431,080	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			233,684

			4,664,764

		~~W~~	4,978,984

	2021
Type of financial instrument	Valuation technique	Carrying value		Significant inputs
Assets
Financial asset at fair value through profit or loss
Debt securities	DCF	~~W~~	41,187,202	Discount rate, interest rate, stock price, and etc.
Equity securities	NAV		107,416	Price of underlying assets such as stocks, bonds, etc.

			41,294,618

Derivative assets
Trading	Option model, Implied forward interest rate, DCF		3,033,965	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			225,063

			3,259,028

Securities at fair value through other comprehensive income
Debt securities	DCF		38,855,158	Interest rate, discount rate and price of underlying assets such as stock, bonds, etc.
Equity securities	NAV		48,225

			38,903,383

		~~W~~	83,457,029

Liabilities
Financial liabilities designated at fair value through profit or loss
Compound financial instruments	Black-Scholes model	~~W~~	401,345	Discount rate
Derivative liabilities
Trading	Option model, DCF		2,862,761	Discount rate, foreign exchange rate, volatility, stock price, and commodity index, etc.
Hedging			196,060

			3,058,821

		~~W~~	3,460,166

i-3-2)	Valuation techniques and significant inputs, but not observable, used in measuring the fair value of financial instruments classified as level 3 as of December 31, 2020 and 2021 are as follows:

	2020
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, Option model (*1), Comparable company analysis	~~W~~	10,093,302	The volatility of the underlying asset, Discount rate, and Correlations	5.06%~61.32% 0.35%~27.17% 0.00%~100.0%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		832,413	The volatility of the underlying asset, Discount rate, and Correlations	21.00%~40.00% 5.83%~16.87% 20.00%~79.00%

			10,925,715

Derivative assets
Equity and foreign exchange related	Option model (*1)		113,496	The volatility of the underlying asset, and Correlations	4.30%~127.00% -3.00%~82.00%
Interest rates related	Option model (*1)		23,112	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~1.00% 0.30%~0.58% 26.00%~90.45%
Credit and commodity related	Option model (*1)		273,042	The volatility of the underlying asset, and Correlations	1.00%~40.00% -43.00%~92.00%

			409,650

Securities at fair value through other comprehensive income
Debt securities	DCF, NAV, Option model (*1), Comparable company analysis		32,805	The volatility of the underlying asset, Discount rate, and Growth rate	22.11% 0.05%~19.05% 0.00%~2.00%
Equity securities			684,603

			717,408

		~~W~~	12,052,773

	2020
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	8,141,504	The volatility of the underlying asset, and Correlations	1.00%~127.00% -43.00%~92.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		25,525	The volatility of the underlying asset, and Correlations	4.30%~61.00% -3.00%~82.00%
Interest rates related	Option model (*1)		134,759	The volatility of the underlying asset, Regression coefficient, and Correlations	0.47%~40.00% 0.30%~0.63% 20.13%~90.34%
Credit and commodity related	Option model (*1)		29,891	The volatility of the underlying asset, and Correlations	1.00%~102.00% -43.00%~92.00%

			190,175

		~~W~~	8,331,679

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value is disclosed at fair value.

	2021
Type of financial instrument	Valuation technique	Carrying value (*2)		Significant unobservable inputs	Range
Financial assets
Financial asset at fair value through profit or loss
Debt securities	DCF, NAV, Option model (*1), Comparable company analysis	~~W~~	11,507,162	The volatility of the underlying asset, Discount rate, Correlations, and Growth rate	19.48%~72.69% 0.07%~27.30% 23.17%~58.47% 0.00%~1.00%
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		1,325,466	The volatility of the underlying asset, Discount rate, Correlations, and Growth rate	16.00%~32.00% 5.45%~16.35% 00.00%~54.00% 1.00%

			12,832,628

Derivative assets
Equity and foreign exchange related	Option model (*1)		28,783	The volatility of the underlying asset, and Correlations	2.29%~50.00% -5.00%~91.00%
Interest rates related	Option model (*1)		6,029	The volatility of the underlying asset, Correlations, and Discount rate	0.70% 80.00%~82.00% 1.11%~1.83%
Credit and commodity related	Option model (*1)		493,807	The volatility of the underlying asset, and Hazard Rate	0.70%~4.70% 5.17%~93.69%

			528,619

Securities at fair value through other comprehensive income
Equity securities	DCF, NAV, Option model (*1), Comparable company analysis		725,232	The volatility of the underlying asset, Discount rate, and Growth rate	25.49% 9.80%~22.79% 0.00%~2.00%

			725,232

		~~W~~	14,086,479

Financial liabilities
Financial liabilities designated at fair value through profit or loss
Equity related	Option model (*1)	~~W~~	7,622,525	The volatility of the underlying asset, and Correlations	0.50%~94.90% -12.00%~88.00%
Derivative liabilities
Equity and foreign exchange related	Option model (*1)		13,214	The volatility of the underlying asset, and Correlations	2.29%~42.00% -5.00%~91.00%
Interest rates related	Option model (*1)		258,364	The volatility of the underlying asset, Regression coefficient, and Correlations	0.46%~0.78% 0.00%~0.54% 0.00%~90.34%
Credit and commodity related	Option model (*1)		65,104	The volatility of the underlying asset, and Hazard Rate	1.90%~94.90% 5.17%~100.79%

			336,682

		~~W~~	7,959,207

(*1)	Option model that the Group uses in derivative valuation includes Black-Scholes model, Hull-White model, Monte Carlo simulation, etc.
(*2)
There is no disclosure for valuation techniques and input variables related to items where the carrying value is recognized as a reasonable approximation of fair value and the carrying value is disclosed at fair value.

i-4)	Sensitivity for changing in unobservable inputs
For level 3 fair value measurement, changing one or more of the unobservable inputs used to reasonably possible alternative assumptions would have the following effects on profit or loss, or other comprehensive income as of December 31, 2020 and 2021.

	2020
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	53,821	(48,547)
Derivative assets		23,011	(21,532)

Securities at fair value through other comprehensive income (*2)		26,817	(21,044)

	~~W~~	103,649	(91,123)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	72,042	(71,690)
Derivative liabilities		17,976	(18,368)

	~~W~~	90,018	(90,058)

	2021
	Favorable changes		Unfavorable changes
Financial assets:
Effects on profit or loss for the period (*1),(*2):
Financial asset at fair value through profit or loss	~~W~~	39,084	(43,072)
Derivative assets		16,893	(11,809)

Securities at fair value through other comprehensive income (*2)		38,865	(38,210)

	~~W~~	94,842	(93,091)

Financial liabilities:
Effects on profit or loss for the period (*1):
Financial liabilities designated at fair value through profit or loss	~~W~~	45,493	(50,845)
Derivative liabilities		25,326	(23,486)

	~~W~~	70,819	(74,331)

(*1)	Fair value changes are calculated by increasing or decreasing the volatility of the underlying asset (-10~10%p) or correlations (-10~10%p), a significant unobservable input.
(*2)	Fair value changes are calculated by increasing or decreasing discount rate (-1~1%p) and applying growth rate, a significant unobservable input at 0%~1%.

ii) Financial instruments measured at amortized cost

ii-1)	The method of measuring the fair value of financial instruments measured at amortized cost is as follows:

Type	Measurement methods of fair value

Cash and due from banks	The carrying value and the fair value for cash are identical and most of deposits are floating interest rate deposits or next day deposits of a short-term instrument. For this reason, the carrying value approximates fair value.

Loans	The fair value of the loans is measured by discounting the expected cash flow at the market interest rate and credit risk of the borrower.

Securities	An external professional evaluation agency is used to calculate the valuation amount using the market information. The agency calculates the fair value based on active market prices, and DCF model is used to calculate the fair value if there is no quoted price.

Deposits and borrowings	The carrying value and the fair value for demand deposits, cash management account deposits, call money as short-term instrument are identical. The fair value of others is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Debt securities issued	Where available, the fair value of deposits and borrowings is based on the published price quotations in an active market. In case there is no data for an active market price, it is measured by discounting the contractual cash flow at the market interest rate that takes into account the residual risk.

Other financial assets and other financial liabilities	The carrying value is measured at fair value for short-term and suspense accounts, such as spot exchange, inter-bank fund transfer, and domestic exchange of payments, and for the remaining financial instruments, the present value is calculated by discounting the contractual cash flows at a discount rate which considered residual risk at the market interest rate.

ii-2)	The carrying value and the fair value of financial instruments measured at amortized cost as of December 31, 2020 and 2021 are as follows:

	2020			2021
	Carrying value		Fair value	Carrying value	Fair value
Assets:
Deposits measured at amortized cost	~~W~~	31,605,262	31,607,122	24,232,013	24,216,932
Loans measured at amortized cost
Retails		146,843,366	147,634,589	159,090,991	159,262,881
Corporations		177,046,416	178,420,230	197,356,011	198,053,452
Public and other funding loans		4,021,926	4,048,167	3,795,225	3,812,717
Loans between banks		5,487,147	5,495,236	3,844,227	3,839,726
Credit card		22,822,664	23,220,987	25,050,702	25,438,046

		356,221,519	358,819,209	389,137,156	390,406,822

Securities measured at amortized cost
Government bonds		31,816,320	33,391,597	34,679,301	34,377,110
Financial institution bonds		3,835,577	3,987,172	3,423,536	3,477,834
Corporation bonds		11,630,726	12,075,175	11,827,239	11,750,467

		47,282,623	49,453,944	49,930,076	49,605,411

Other financial assets		20,341,191	20,359,778	23,238,932	23,389,209

	~~W~~	455,450,595	460,240,053	486,538,177	487,618,374

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	148,725,197	148,725,197	172,107,724	172,107,724
Time deposits		157,833,891	157,936,969	161,498,901	161,301,409
Certificate of deposit		5,946,704	5,965,139	16,576,536	16,606,894
Issued bill deposit		6,226,937	6,226,855	5,818,001	5,817,844
CMA deposits		4,006,319	4,006,319	5,246,478	5,246,478
Others		3,677,820	3,678,316	3,649,035	3,648,983

		326,416,868	326,538,795	364,896,675	364,729,332

Borrowing debts:
Call-money		1,760,042	1,760,042	1,534,611	1,534,611
Bills sold		10,706	10,696	9,032	9,019
Bonds sold under repurchase agreements		11,065,584	11,065,584	10,709,115	10,709,115
Borrowings		28,757,732	28,863,015	30,914,307	30,803,417

		41,594,064	41,699,337	43,167,065	43,056,162

Debts:
Borrowings in Korean won		64,083,920	64,842,258	69,288,982	69,081,140
Borrowings in foreign currency		11,050,474	11,262,332	10,860,381	11,076,757

		75,134,394	76,104,590	80,149,363	80,157,897

Other financial liabilities		34,129,626	34,136,128	29,880,879	29,872,186

	~~W~~	477,274,952	478,478,850	518,093,982	517,815,577

ii-3)
The fair value hierarchy of financial assets and liabilities which are not measured at their fair values in the statements of financial position but with their fair value disclosed as of December 31, 2020 and 2021 are as follows:

	2020
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	779,759	29,957,444	869,919	31,607,122
Loans measured at amortized cost
Retails		—	—	147,634,589	147,634,589
Corporations		—	—	178,420,230	178,420,230
Public and other funding loans		—	—	4,048,167	4,048,167
Loans between banks		—	2,187,270	3,307,966	5,495,236
Credit card		—	—	23,220,987	23,220,987

		—	2,187,270	356,631,939	358,819,209

Securities measured at amortized cost:
Government bonds		22,130,487	11,261,110	—	33,391,597
Financial institution bonds		1,070,220	2,916,952	—	3,987,172
Debentures		—	11,994,724	80,451	12,075,175

		23,200,707	26,172,786	80,451	49,453,944

Other financial assets		—	8,661,345	11,698,433	20,359,778

	~~W~~	23,980,466	66,978,845	369,280,742	460,240,053

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	—	148,725,197	—	148,725,197
Time deposits		—	—	157,936,969	157,936,969
Certificate of deposit		—	—	5,965,139	5,965,139
Issued bill deposit		—	—	6,226,855	6,226,855
CMA deposits		—	4,006,319	—	4,006,319
Other		—	3,534,696	143,620	3,678,316

		—	156,266,212	170,272,583	326,538,795

Borrowing debts:
Call-money		—	1,760,042	—	1,760,042
Bills sold		—	—	10,696	10,696
Bonds sold under repurchase agreements		95,400	—	10,970,184	11,065,584
Borrowings		—	8,500	28,854,515	28,863,015

		95,400	1,768,542	39,835,395	41,699,337

Debts:
Borrowings in won		—	35,740,750	29,101,508	64,842,258
Borrowings in foreign currency		—	7,944,242	3,318,090	11,262,332

		—	43,684,992	32,419,598	76,104,590

Other financial liabilities		—	10,383,020	23,753,108	34,136,128

	~~W~~	95,400	212,102,766	266,280,684	478,478,850

	2021
	Level 1		Level 2	Level 3	Total
Assets:
Deposits measured at amortized cost	~~W~~	252,474	23,964,458	—	24,216,932
Loans measured at amortized cost
Retails		—	—	159,262,881	159,262,881
Corporations		—	—	198,053,452	198,053,452
Public and other funding loans		—	—	3,812,717	3,812,717
Loans between banks		—	2,387,533	1,452,193	3,839,726
Credit card		—	—	25,438,046	25,438,046

		—	2,387,533	388,019,289	390,406,822

Securities measured at amortized cost:
Government bonds		23,045,322	11,331,788	—	34,377,110
Financial institution bonds		698,105	2,779,729	—	3,477,834
Debentures		—	11,662,046	88,421	11,750,467

		23,743,427	25,773,563	88,421	49,605,411

Other financial assets		—	14,200,356	9,188,853	23,389,209

	~~W~~	23,995,901	66,325,910	397,296,563	487,618,374

Liabilities:
Deposit liabilities
Demand deposits	~~W~~	—	172,107,724	—	172,107,724
Time deposits		—	—	161,301,409	161,301,409
Certificate of deposit		—	—	16,606,894	16,606,894
Issued bill deposit		—	—	5,817,844	5,817,844
CMA deposits		—	5,246,478	—	5,246,478
Other		—	3,553,942	95,041	3,648,983

		—	180,908,144	183,821,188	364,729,332

Borrowing debts:
Call-money		—	1,534,611	—	1,534,611
Bills sold		—	—	9,019	9,019
Bonds sold under repurchase agreements		—	—	10,709,115	10,709,115
Borrowings		—	—	30,803,417	30,803,417

		—	1,534,611	41,521,551	43,056,162

Debts:
Borrowings in won		—	38,474,804	30,606,336	69,081,140
Borrowings in foreign currency		—	7,956,414	3,120,343	11,076,757

		—	46,431,218	33,726,679	80,157,897

Other financial liabilities		—	9,413,875	20,458,311	29,872,186

	~~W~~	—	238,287,848	279,527,729	517,815,577

ii-4)
Valuation techniques and inputs used in the fair value measurements categorized within Level 2 and Level 3 for fair value disclosures, which are not recognized at fair value, as at December 31, 2020 and 2021, are as follows:

	2020
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	29,957,444	DCF	Discount rate
Loans measured at amortized cost		2,187,270	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		26,172,786	DCF	Discount rate
Other financial assets		8,661,345	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Due from banks measured at amortized cost		869,919	DCF	Discount rate
Loans measured at amortized cost		356,631,939	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		80,451	DCF	Discount rate
Other financial assets		11,698,433	DCF	Discount rate

	~~W~~	436,259,587

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	156,266,212	DCF	Discount rate
Borrowings		1,768,542	DCF	Discount rate
Debt securities issued		43,684,992	DCF	Discount rate
Other financial liabilities		10,383,020	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		170,272,583	DCF	Discount rate
Borrowings		39,835,395	DCF	Discount rate
Debt securities issued		32,419,598	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		23,753,108	DCF	Discount rate

	~~W~~	478,383,450

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value

	2021
	Fair value (*)		Valuation technique	Inputs

Financial instruments classified as level 2 :
Assets
Due from banks measured at amortized cost	~~W~~	23,964,458	DCF	Discount rate
Loans measured at amortized cost		2,387,533	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		25,773,563	DCF	Discount rate
Other financial assets		14,200,356	DCF	Discount rate
Financial instruments classified as level 3 :
Assets
Loans measured at amortized cost		388,019,289	DCF	Discount rate, credit spread, prepayment rate
Securities measured at amortized cost		88,421	DCF	Discount rate
Other financial assets		9,188,853	DCF	Discount rate

	~~W~~	463,622,473

Financial instruments classified as level 2 :
Liabilities
Deposits	~~W~~	180,908,144	DCF	Discount rate
Borrowings		1,534,611	DCF	Discount rate
Debt securities issued		46,431,218	DCF	Discount rate
Other financial liabilities		9,413,875	DCF	Discount rate
Financial instruments classified as level 3 :
Liabilities
Deposits		183,821,188	DCF	Discount rate
Borrowings		41,521,551	DCF	Discount rate
Debt securities issued		33,726,679	DCF	Discount rate, regression coefficient, correlation coefficient
Other financial liabilities		20,458,311	DCF	Discount rate

	~~W~~	517,815,577

(*)	Valuation techniques and inputs are not disclosed when the carrying value is a reasonable approximation of fair value

iii) Changes in gains or losses on valuation at the transaction date for the years ended December 31, 2020 and 2021, are as follows:

	2020		2021
Beginning balance	~~W~~	(172,859)	(292,599)
New transactions		(347,030)	(206,897)
Recognized in profit for the year		227,290	338,971

Ending balance	~~W~~	(292,599)	(160,525)

(f)	Classification by categories of financial instruments
Financial assets and liabilities are measured at fair value or amortized cost. The financial instruments measured at fair value or amortized costs are measured in accordance with the Group’s valuation methodologies, which are described in Note 4.(e) Measurement of fair value.
The carrying values of each category of financial assets and financial liabilities as of December 31, 2020 and 2021 is as follows:

	2020
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	33,410,542	—	33,410,542
Due from banks at fair value through profit or loss		63,112	—	—	—	63,112
Securities at fair value through profit or loss		57,011,490	—	—	—	57,011,490
Derivatives assets		5,157,412	—	—	476,503	5,633,915
Loans at fair value through profit or loss		2,016,801	—	—	—	2,016,801
Loans at amortized cost		—	—	356,221,519	—	356,221,519
Securities at fair value through other comprehensive income		—	58,316,112	—	—	58,316,112
Securities at amortized cost		—	—	47,282,623	—	47,282,623
Others		—	—	20,341,191	—	20,341,191

	~~W~~	64,248,815	58,316,112	457,255,875	476,503	580,297,305

	2020
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	326,416,868	—	326,416,868
Financial liabilities at fair value through profit or loss		1,436,694	—	—	—	1,436,694
Financial liabilities designated at FVTPL		—	8,455,724	—	—	8,455,724
Derivatives liabilities		4,680,064	—	—	336,503	5,016,567
Borrowings		—	—	41,594,064	—	41,594,064
Debt securities issued		—	—	75,134,394	—	75,134,394
Others		—	—	34,129,626	—	34,129,626

	~~W~~	6,116,758	8,455,724	477,274,952	336,503	492,183,937

	2021
	FVTPL		FVOCI	Amortized cost	Derivatives held for hedging	Total
Assets:
Cash and due from banks at amortized cost	~~W~~	—	—	28,453,404	—	28,453,404
Due from banks at fair value through profit or loss		34,262	—	—	—	34,262
Securities at fair value through profit or loss		60,686,153	—	—	—	60,686,153
Derivatives assets		3,574,126	—	—	225,063	3,799,189
Loans at fair value through profit or loss		1,683,344	—	—	—	1,683,344
Loans at amortized cost		—	—	389,137,156	—	389,137,156
Securities at fair value through other comprehensive income		—	64,838,323	—	—	64,838,323
Securities at amortized cost		—	—	49,930,076	—	49,930,076
Others		—	—	23,238,932	—	23,238,932

	~~W~~	65,977,885	64,838,323	490,759,568	225,063	621,800,839

	2021
	FVTPL		FVTPL liabilities designated	Financial liabilities measured at amortized cost	Derivatives held for hedging	Total
Liabilities:
Deposits	~~W~~	—	—	364,896,675	—	364,896,675
Financial liabilities at fair value through profit or loss		1,369,225	—	—	—	1,369,225
Financial liabilities designated at FVTPL		—	8,023,870	—	—	8,023,870
Derivatives liabilities		3,207,755	—	—	378,809	3,586,564
Borrowings		—	—	43,167,065	—	43,167,065
Debt securities issued		—	—	80,149,363	—	80,149,363
Others		—	—	29,880,879	—	29,880,879

	~~W~~	4,576,980	8,023,870	518,093,982	378,809	531,073,641

(g)	Transfer of financial instruments
i) Transfers that do not qualify for derecognition
① Sale of repurchase bonds
Among the Group’s sale of repurchase bonds, followings are the details of financial instruments that do not qualify for derecognition because the Group sold under repurchase agreement at a fixed price as of December 31, 2020 and 2021:

	2020		2021
Transferred asset:
Securities at FVTPL	~~W~~	8,915,488	9,883,335
Securities at FVOCI		1,638,651	647,541
Securities at amortized cost		205,639	210,490

	~~W~~	10,759,778	10,741,366

Associated liabilities:
Bonds sold under repurchase agreements	~~W~~	11,075,004	10,709,115
② Securities loaned
If the securities owned by the Group are loaned, the ownership of the securities is transferred, but is required to be returned at the end of the loan period. Therefore, the Group continues to recognize the entire securities loaned as it holds most of the risks and compensation of the securities.

Securities loaned as of December 31, 2020 and 2021 are as follows:

	2020		2021	Borrowers
Government bonds	~~W~~	3,213,719	9,044,914	Korea Securities Finance Corp., Korea Securities Depository, etc
Financial institutions bonds		220,324	209,594	Korea Securities Finance Corp., Korea Securities Depository, etc
Equity securities		99,670	8,109	Korea Securities Finance Corp.,etc

	~~W~~ 3,533,713		9,262,617

③ Securitization of financial assets

The Group uses the securitization of financial assets as a means of financing and to transfer risk. Generally, these securitization transactions result in the transfer of contractual cash flows to the debt securities holders issued from the financial asset portfolio. The Group recognizes debt securities issued without derecognition of assets under individual agreements, partially recognizes assets to the extent of the Group’s level of involvement in assets, or recognizes rights and obligations arising from the derecognition and transfer of assets as separate assets and liabilities. The Group derecognizes the entire asset only if it transfers contractual rights to the cash flows of financial assets or if it holds contractual rights but bears contractual obligations to pay cash flows to the other party without significant delays or reinvestment and transfers most of the risks and benefits of ownership (e.g., credit risk, interest rate risk, prepayment risk, etc.). For the years ended December 31, 2020 and 2021, the carrying value of financial assets related to securitization transactions that have neither been transferred nor derecognized are
~~W~~
11,355,488 million and
~~W~~
11,529,634 million, respectively; the carrying values of related liabilities are
~~W~~
8,351,211 million and
~~W~~
8,284,109 million, respectively.
ii) Financial instruments qualified for derecognition and continued involvement
There are no financial instruments which qualify for derecognition and in which the Group has continuing involvements as of December 31, 2020, and 2021.
(h)	Offsetting financial assets and financial liabilities
Financial assets and liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2020 and 2021 are as follows:

	2020
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	5,361,225	—	5,361,225	4,448,496	314,328	12,129,369
Other financial instruments (*1)		18,033,663	6,502,695	11,530,968
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		13,694,305	—	13,694,305	13,185,633	—	508,672
Securities loaned (*2)		1,202,494	—	1,202,494	1,202,494	—	—
Domestic exchange settlement debit (*3)		29,911,693	25,785,507	4,126,186	116,290	—	4,009,896
Receivables from disposal of securities (*4)		29,341	3,140	26,201	—	—	26,201
Insurance receivables		8,374	—	8,374	5,526	—	2,848

	~~W~~	68,241,095	32,291,342	35,949,753	18,958,439	314,328	16,676,986

Liabilities:
Derivatives (*1)(*5)	~~W~~	13,153,952	—	13,153,952	5,490,974	1,000	18,500,005
Other financial instruments (*1)		17,340,722	6,502,695	10,838,027
Bonds purchased under repurchase agreements (*2)		11,065,584	—	11,065,584	10,260,684	—	804,900
Securities borrowed (*2)		897,129	—	897,129	897,129	—	—
Domestic exchange settlement pending (*3)		31,605,249	25,785,507	5,819,742	4,099,248	—	1,720,494
Payable from purchase of securities (*4)		3,148	3,140	8	8	—	—
Insurance payables		5,742	—	5,742	5,526	—	216

	~~W~~	74,071,526	32,291,342	41,780,184	20,753,569	1,000	21,025,615

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2020, the total amount of financial liabilities includes
~~W~~
 8,455,724 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
 1,087,349 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2020 is
~~W~~
693,017 million for transactions with the other party with collective offset contracts or similar arrangements.

	2021
	Gross amounts of recognized financial assets/ liabilities		Gross amounts of recognized financial assets/ liabilities set off in the statement of financial position	Net amounts of financial assets/ liabilities presented in the statement of financial position	Related amounts not set off in the statement of financial position		Net amount
					Financial instruments	Cash collateral received
Assets:
Derivatives (*1)	~~W~~	3,821,253	—	3,821,253	9,509,183	409,487	1,775,888
Other financial instruments (*1)		7,873,305	—	7,873,305
Securities repurchased under repurchase agreements and bonds purchased under repurchase agreements (*2)		12,749,800	—	12,749,800	12,618,359	—	131,441
Securities loaned (*2)		2,648,248	—	2,648,248	2,648,248	—	—
Domestic exchange settlement debit (*3)		44,872,022	38,171,649	6,700,373	—	—	6,700,373
Receivables from disposal of securities (*4)		7,082,779	3,477,874	3,604,905	2,668,065	—	936,840
Insurance receivables		70,087	—	70,087	45,849	—	24,238

	~~W~~	79,117,494	41,649,523	37,467,971	27,489,704	409,487	9,568,780

Liabilities:
Derivatives (*1)(*5)	~~W~~	11,434,081	—	11,434,081	10,093,812	1,000	8,120,313
Other financial instruments (*1)		6,781,044	—	6,781,044
Bonds purchased under repurchase agreements (*2)		10,709,115	—	10,709,115	10,492,779	—	216,336
Securities borrowed (*2)		787,767	—	787,767	787,767	—	—
Domestic exchange settlement pending (*3)		40,062,057	38,171,649	1,890,408	1,809,727	—	80,681
Payable from purchase of securities (*4)		7,036,630	3,477,874	3,558,756	2,668,767	—	889,989
Insurance payables		45,940	—	45,940	45,849	—	91

	~~W~~	76,856,634	41,649,523	35,207,111	25,898,701	1,000	9,307,410

(*1)
The Group has certain derivative transactions subject to the ISDA (International Derivatives Swaps and Dealers Association) agreement. According to the ISDA agreement, when credit events (e.g. default) of counterparties occur, all derivative agreements are terminated and set off. At the time of termination, the parties to the transaction will offset the amount of payment or payment to each other, and one party will pay the other party a single amount will be paid to the other party.

(*2)	Resale and repurchase agreement, securities borrowing and lending agreement are also similar to ISDA agreement with respect to enforceable netting agreements.
(*3)
The Group has legally enforceable right to set off and settles financial assets and liabilities on a net basis under normal business terms. Therefore, domestic exchanges settlement receivables (payables) are recorded on a net basis in the consolidated statements of financial position.

(*4)
It is an account that deals with bonds and liabilities based on the settlement of listed stocks traded in the market. The Group currently has a legally enforceable right to set off the recognized amounts and intends to settle on a net basis. Therefore, the net amount is presented in the consolidated statement of financial position. The offset amount of related bonds and liabilities based on the settlement of over-the-counter
derivatives
in-house
payment by Central Clearing System is included.

(*5)
As of December 31, 2021, the total amount of financial liabilities includes
~~W~~
 8,023,870 million of ELS (equity-linked securities) products and of DLS (derivative linked securities) products. In the course of this transaction, the Group has provided collateral for some transactions. The financial instruments provided as collateral of
~~W~~
 717,841 million are included in the related instruments not offset in the statement of financial position. The total amount of financial liabilities recognized as of December 31, 2021 is
~~W~~
445,128 million for transactions with the other party with collective offset contracts or similar arrangements.

(i)	Capital risk management
The criteria for capital adequacy to be complied with by the Group are 8.0% or more of the total equity capital ratio, 6.0% or higher of the basic capital ratio, and 4.5% or more of the common stock capital ratio. In addition, the minimum regulatory BIS capital ratio, which should be maintained additionally to increase the ability to absorb losses, has been raised to up to 14% as the capital regulation based on the Basel III standard is enforced from 2016. This is based on the addition of capital conservation capital (2.5%p) and domestic system-critical banks
(D-SIB)
capital (1.0%p) and economic response capital (2.5%p) to the existing lowest common equity capital ratio, and economic response capital can be charged up to 2.5%p during credit expansion period. As of December 31, 2021, the minimum regulatory BIS capital ratio to be observed is 11.5%, which is the standard for applying capital conservation capital (2.5%p),
D-SIB
capital (1.0%p), and economic response capital (0%p).
Basel III capital ratio is the concept of ‘International Agreement on the Measurement and Standards of Equity Capital’ of the Basel Bank Supervisory Commission of BIS (International Settlement Bank). It is calculated as ‘(common stock capital (after deduction of deductions) + other basic capital + supplementary capital) ÷ risk weighted assets’.
The capital of common stock can be the first to make up for the loss of the financial holding company. The capital of common stock consists of capital stock, capital reserve, retained earnings and other, which will not be redeemed until the liquidation and will be redeemed at the last during the liquidation. Other basic capital consists of capital securities that meet certain requirements as capital of permanent nature. Complementary capital is capital that can compensate for losses of financial holding companies during liquidation, and consists of capital securities, etc. that meet certain requirements. The deduction items are those held by the Group as assets or capital items, but do not contribute to the ability to absorb losses. Unless otherwise noted, it will be deducted from common stock capital.
The capital ratio of the Group based on Basel III is as of December 31, 2020 and 2021 are as follows:

	2020		2021
Capital :
Tier I common equity capital	~~W~~	32,461,864	35,469,554
Additional tier 1 capital		3,805,372	4,965,931

Tier I capital		36,267,236	40,435,485
Tier II capital		3,441,841	3,427,951

Total capital (A)	~~W~~	39,709,077	43,863,436

Total risk-weighted assets (B)	~~W~~	252,321,426	270,692,183
Capital adequacy ratio (A/B)		15.74%	16.20%
Tier I capital adequacy ratio		14.37%	14.94%
Common stock ratio		12.87%	13.10%

(*)	As of December 31, 2021, the Group has maintained an appropriate consolidated equity capital ratio according to the BIS equity capital regulation.